                                                        Registration No. 2-82590
                                                              File No. 811-03694

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

       PRE-EFFECTIVE AMENDMENT NO. ___                                       / /

       POST-EFFECTIVE AMENDMENT NO. 42                                       /X/

       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                  /X/

       AMENDMENT NO. 40                                                      /X/

                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND
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               (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

                              (303) 768-3200
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              (Registrant's Telephone Number, including Area Code)

                            Robert G. Zack, Esq.
                           OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                        New York, New York 10281-1008
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      / /  Immediately upon filing pursuant to paragraph (b)
      /X/  On October 26, 2007, pursuant to paragraph (b)
      / /  60 days after filing pursuant to paragraph (a)(1)
      / /  On ______, pursuant to paragraph (a)(1)
      / /  75 days after filing pursuant to paragraph (a)(2)
      / /  On ______, pursuant to paragraph (a)(2) of Rule (485)

If appropriate, check the following box:

      / /  This post-effective amendment designates a new effective date for a previously filed post-amendment.

Oppenheimer
Gold & Special Minerals Fund

Prospectus dated October 26, 2007

                           Oppenheimer Gold & Special Minerals Fund is a mutual
                           fund that seeks capital appreciation to make your
                           investment grow. The Fund invests mainly in stocks of
                           companies that mine, process or distribute gold or
                           other metals or minerals.

                           This prospectus contains important information
                           about the Fund's objective, its investment policies,
                           strategies and risks. It also contains important
                           information about how to buy and sell shares of the
                           Fund and other account features. Please read this
                           prospectus carefully before you invest and keep it
                           for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

CONTENTS

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                             ABOUT THE FUND

                             The Fund's Investment Objective and Principal
                             Investment Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Website
                             Automatic Withdrawal and Exchange Plans
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

---------------------------- ------------------------------------------------------------------------------------------

     ABOUT THE FUND

     The Fund's Investment Objective and Principal Investment Strategies

     WHAT  IS  THE  FUND'S   INVESTMENT   OBJECTIVE?   The  Fund  seeks  capital
appreciation.

     WHAT DOES THE FUND MAINLY INVEST IN? The Fund  currently  invests mainly in common  stocks of U.S.  and  foreign  companies  that are  involved  in  mining, processing  or dealing in gold or other  metals or  minerals.  As a  fundamental policy,  the Fund invests at least 25% of its  investments in mining  securities and  metal  investments.  The  Fund  can  invest  all of  its  assets  in  those investments and under normal market  conditions,  at least 80% of the Fund's net assets  (plus  borrowings  for  investment  purposes)  will be invested in those investments.  The Fund's non-fundamental policy of investing at least 80% of its net assets in these  investments  will not be  changed  by the  Fund's  Board of
Trustees without first providing shareholders 60 days written notice.

     HOW DOES THE PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO BUY OR SELL? In
selecting  securities in the gold and precious minerals sector for the Fund, the
Fund's portfolio  manager relies primarily on a proprietary model that evaluates a company's  fundamentals.  The model considers a company's financial statements
and  management  structure,   as  well  as  the  company's  operations  and  new
developments.  The  portfolio  manager  assesses  the growth  potential  and the valuations of the  particular  stock,  and ranks the  companies  reviewed by the model to generate buy and sell ideas.

     WHO IS THE FUND DESIGNED FOR? The Fund is designed  primarily for long-term investors  seeking capital growth in a fund that  emphasizes  investments in the gold and precious minerals industries as a potential hedge against inflation and volatility in other equity sectors.  Those investors should be willing to assume the  risks of  short-term  share  price  fluctuations  that are  typical  for an aggressive growth fund that concentrates its investments in these industries and the special risks of investing in both emerging and developed foreign countries.
The Fund  does not seek  current  income  so it is not  designed  for  investors needing an assured level of income or  preservation  of capital.  Because of its focus on long-term  growth,  the Fund may be  appropriate  for some portion of a retirement plan investment. The Fund is not a complete investment program.

     Main Risks of Investing in the Fund

     All  investments  carry risks to some degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
There is also the risk that poor  security  selection  by the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the  Fund  to underperform other funds having similar objectives.

     RISKS OF INVESTING IN STOCKS.  Because the Fund invests primarily in common stocks of U.S. and foreign companies,  the value of the Fund's portfolio will be affected  by changes in the U.S.  and  foreign  stock  markets  and the  special economic  factors that affect the prices of mining  securities in those markets.
Market  risk will  affect  the Fund's  net asset  values  per share,  which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  Stocks of growth  companies  may provide  greater  opportunities  for capital appreciation but may be more volatile than other stocks.

     RISKS OF "CONCENTRATING"  IN MINING SECURITIES.  Focusing on one segment of the stock  market,  the  mining  and metal  industries,  rather  than in a broad spectrum of companies,  make the Fund's share prices  particularly  sensitive to market  and  economic  events  that  affect  that  segment.  These  may be  very speculative  investments  and  subject to greater  price  volatility  than other investments in stocks. These risks include:

     o the principal supplies of gold are concentrated in only five countries or territories:  South Africa,  Australia,  Russia and certain other countries that were part of the former Soviet Union, Canada and the United States;

     o changes  in  international  monetary  policies,  economic  and  political conditions affect the supply of gold and precious metals as well as the value of metal investments and mining securities;

     o the U.S. or foreign  governments  may pass laws or  regulations  limiting metal investments for strategic or other policy reasons;

     o  increased  environmental  or labor costs may depress the value of mining and metal investments; and

     o by concentrating in investments in mining and metal investments, the Fund runs the risk of not  qualifying as a "regulated  investment  company" under the
Internal  Revenue Code,  and its income would become  subject to federal  income taxes, reducing returns to shareholders.

     RISKS OF  NON-DIVERSIFICATION.  The  Fund is  "non-diversified"  under  the
Investment  Company Act of 1940 (the "Investment  Company Act"). That means that the Fund can invest in the  securities of a single issuer  without  limit.  This policy gives the Fund more  flexibility to invest in the obligations of a single issuer  than if it were a  "diversified"  fund.  However,  the Fund  intends  to diversify  its  investments  so that it will qualify as a "regulated  investment company" under the Internal  Revenue Code (although it reserves the right not to qualify).  Among those  requirements,  at the end of each quarter,  the Fund may invest up to 25% of its total  assets in the  securities  of any one  issuer and with respect to 50% of the market value of its total assets, (1) no more than 5%
of the market value of the Fund's total assets may be invested in the securities of a  single  issuer,  and  (2)  the  Fund  may not  own  more  than  10% of the outstanding voting securities of a single issuer. To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers,  the Fund is subject to additional  risk of loss if those  obligations  lose  market  value or the  issuer  of those  obligations defaults.

     RISKS OF FOREIGN  INVESTING.  The Fund can buy  securities  of companies or governments in any country,  including developed countries and emerging markets.
While foreign securities offer special investment opportunities,  there are also special risks.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad,  or other  political and economic  factors.  These risks could cause the prices of foreign  securities  to fall and could  therefore  depress  the Fund's share prices.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value,  and the  imposition of redemption  fees, may help deter those activities.

     Special  Risks of Emerging  Markets.  Securities  of  companies in emerging markets may be more  difficult to sell at an  acceptable  price and their prices may be more volatile than  securities  of companies in more  developed  markets.
Settlements  of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging markets may have  less  developed  trading  markets  and  exchanges.  They may have less developed  legal and  accounting  systems.  Investments  in those markets may be subject to greater risks of government  restrictions  on  withdrawing  the sales proceeds of securities from the country.

     Passive Foreign Investment Companies.  The Fund may purchase the securities of certain foreign  investment  corporations  called passive foreign  investment companies  ("PFICs").  Such entities have been the only or primary way to invest in certain  countries  because some foreign  countries  limit, or prohibit,  all direct  foreign  investment in the  securities of companies  domiciled  therein.
However,  the governments of some countries have authorized the  organization of investment funds to permit indirect foreign  investment in such securities.  For tax purposes, these funds also may be PFICs.

     The Fund is subject to certain percentage  limitations under the Investment
Company Act relating to the purchase of securities of investment companies, and, consequently,  the Fund  will have to  subject  any of its  investment  in other investment  companies,  including PFICs, to the limitation that no more than 10%
of the value of the Fund's total assets may be invested in such  securities.  In addition to bearing their proportionate share of the Fund's expenses (management fees and operating  expenses),  shareholders  will also  indirectly bear similar expenses of such  entities.  Like other foreign  securities,  interests in PFICs also involve the risk of foreign securities, as described above.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     The Fund focuses its investments on U.S. and foreign mining  securities for long-term growth, and in the short term, they can be volatile.  The price of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes
in  stock  prices,   except  for  defensive  or  liquidity   purposes.   In  the
OppenheimerFunds  spectrum,  the Fund is a very aggressive  investment  vehicle, designed for investors  willing to assume greater risks in the hope of achieving
long-term  capital  appreciation.   It  is  likely  to  be  subject  to  greater
fluctuations  in  its  share  prices  than  stock  funds  that  emphasize  large capitalization  stocks,  or funds that do not invest in foreign  securities,  or funds that focus on both stocks and bonds.

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An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.
--------------------------------------------------------------------------------

     The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares)
from year to year for the last 10 calendar  years and by showing how the average annual total returns of the Fund's shares, both before and after taxes,  compare to those of a  broad-based  market  index The  after-tax  returns  for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The  after-tax  returns  are  calculated  based on  certain  assumptions mandated by regulation and your actual  after-tax  returns may differ from those shown,  depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant to  investors  who hold their Fund shares  through tax-deferred  arrangements  such as  401(k)  plans  or IRAs or to  institutional investors not subject to tax. The Fund's past investment performance, before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.

     Annual  Total  Returns  (Class A) (as of 12/31 each year) [See  appendix to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from 1/1/07  through  9/30/07,  the  cumulative  return (not annualized) before taxes for Class A shares was 30.02%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before taxes for a calendar quarter was 29.28% (1st Qtr 02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -26.91%
(4th Qtr 97).

--------------------------------------------- ---------------------- ---------------------------- --------------------------

Average Annual Total Returns                         1 Year                    5 Years                    10 Years
                                                                                                    (or life of class, if
for the periods ended December 31, 2006                                                                     less)

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class A Shares (inception 7/19/83)

  Return Before Taxes                                35.38%                    31.20%                      11.85%
  Return After Taxes on Distributions                30.42%                    28.78%                      10.39%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                24.38%                    26.63%                       9.65%

--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class B Shares (inception 11/1/95)                   37.50%                    31.60%                      12.01%

--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class C Shares (inception 11/1/95)                   41.51%                    31.80%                      11.68%

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class N Shares (inception 3/1/01)                    42.24%                    32.41%                      29.90%

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

Morgan Stanley Capital International (MSCI)          20.65%                    10.49%                     8.08%(1)
World Index (reflects no deduction for                                                                    6.86%(2)

fees, expenses or taxes)
--------------------------------------------- ---------------------- ---------------------------- --------------------------

(1)  From 12/31/1996
(2)  From 02/28/2001

     The Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years);  and for Class
C and Class N, the 1% contingent  deferred  sales charge for the 1-year  period.
Because Class B shares convert to Class A shares 72 months after purchase, Class
B  "life-of-class"  performance  does not include any contingent  deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance  of the Fund's  shares is  compared  to the Morgan  Stanley  Capital
International  (MSCI) World Index,  an unmanaged  index of issuers listed on the stock  exchanges of a select number of foreign  countries and the U.S. The index performance  includes  reinvestment  of income but does not reflect  transaction costs,  fees,  expenses or taxes. The Fund's  investments vary from those in the index.

     Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore pay those expenses  indirectly.  Shareholders  pay other transaction  expenses  directly,  such as sales  charges.  The numbers below are based on the Fund's expenses during its fiscal year ended June 30, 2007.

-----------------------------------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
-----------------------------------------------------------------------------------------------------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------
                                       Class A Shares    Class B Shares   Class C Shares   Class N Shares
-------------------------------------- ---------------- ----------------- ---------------- ----------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------
Maximum Sales Charge (Load) on              5.75%             None             None             None
purchases (as % of offering price)
-------------------------------------- ---------------- ----------------- ---------------- ----------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering price or redemption               None(1)           5%(2)             1%(3)            1%(4)
proceeds)
-------------------------------------- ---------------- ----------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ----------------- ----------------
Redemption Fee (as a percentage of          2.00%            2.00%            2.00%             2.00%
total redemption proceeds)(5)
-------------------------------------- ---------------- ---------------- ----------------- ----------------

---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------------
--------------------------------------- --------------- ---------------- --------------- ----------------
                                        Class A Shares  Class B Shares   Class C Shares  Class N Shares
--------------------------------------- --------------- ---------------- --------------- ----------------
--------------------------------------- --------------- ---------------- --------------- ----------------

Management Fees                             0.68%            0.68%           0.68%            0.68%

--------------------------------------- --------------- ---------------- --------------- ----------------
--------------------------------------- --------------- ---------------- --------------- ----------------

Distribution and/or Service (12b-1)         0.24%            1.00%           1.00%            0.50%
Fees

--------------------------------------- --------------- ---------------- --------------- ----------------
--------------------------------------- --------------- ---------------- --------------- ----------------

Other Expenses                              0.18%            0.22%           0.19%            0.23%

--------------------------------------- --------------- ---------------- --------------- ----------------
--------------------------------------- --------------- ---------------- --------------- ----------------

Total Annual Operating Expenses             1.10%            1.90%           1.87%            1.41%

--------------------------------------- --------------- ---------------- --------------- ----------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees, and accounting and legal expenses that the Fund pays. The
Transfer  Agent has  voluntarily  undertaken  to the Fund to limit the  transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.
That  undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended June 30,  2007,  the  transfer  agent fees did not exceed the expense limitation described above.

     1. A Class A contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See
"How to Buy Shares" for details.

     2. Applies to redemptions in the first year after purchase.  The contingent deferred sales charge gradually  declines from 5% to 1% during years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     5. The  redemption  fee  applies to the  proceeds  of Fund  shares that are redeemed  (either by selling the shares or exchanging them for shares of another
Oppenheimer fund) within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $681                 $906                $1,149              $1,845

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $695                 $903                $1,236             $1,837*

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $292                 $593                $1,020              $2,211

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                             $245                 $449                 $776               $1,703

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $681                 $906                $1,149              $1,845

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $195                 $603                $1,036             $1,837*

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $192                 $593                $1,020              $2,211

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                             $145                 $449                 $776               $1,703

---------------------------------- --------------------- -------------------- ------------------- -------------------

     In the first example, expenses include the initial sales charge for Class A and the  applicable  Class B,  Class C and  Class N  contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge, but Class B, Class C and Class N expenses  do not  include  contingent  deferred sales charges.

     * Class B  expenses  for years 7 through  10 are based on Class A  expenses since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

     About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different types of investments will vary over time based upon the  Manager's  evaluation  of  economic  and  market  trends.  The  Fund's portfolio  might not always  include all of the different  types of  investments described in this prospectus.  The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

     Stock Investments. The Fund currently emphasizes investments in stocks, and the Manager looks for stocks of companies that have growth  potential.  They may be newer companies or more established companies entering a growth cycle.

     Some growth  companies  tend to retain a large part of their  earnings  for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends, and may not pay any dividends for some time.
Other stocks are considered  "growth" stocks because the company is experiencing growth in earnings or income. They are selected for the Fund's portfolio because the Manager  believes the price of the stock will  increase  over time.  Foreign
Securities.  The Fund can invest  without limit in foreign  securities.  Foreign securities include securities traded primarily on a foreign securities  exchange or  over-the-counter  market,  as well as securities of companies  that derive a
significant   portion  of  their  revenue  or  profits  from  foreign  business, investments or sales, or have a significant  portion of their assets outside the
U.S.  Foreign   securities  include  securities  of  foreign  issuers  that  are represented  in the U.S.  securities  markets by  American  Depository  Receipts
(ADRs) or similar depository  arrangements.  Industry  Concentration.  Stocks of issuers in a particular industry are sensitive to changes in economic conditions or government regulations, availability of basic resources or supplies, or other events that affect that industry  more than others.  Because the Fund intends to concentrate  (i.e.,  invest  at least  25% of its  investments)  in the group of industries  that  includes  issuers in mining and metals  businesses,  its share values will  fluctuate in response to events  affecting  those  industries.  The
Manager tries to reduce risks by carefully  researching  securities  before they are  purchased.  The Fund attempts to reduce its exposure to market risks by not holding a  substantial  amount of stock of any one company and by not  investing too great a percentage of the Fund's assets in any one company.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always  use all of them.  These  techniques  involve  risks,  although  some are designed to help reduce overall investment or market risks.

     The Fund can  invest  up to 10% of its  total  assets  directly  in gold or silver  bullion,  in other precious  metals,  in  certificates  representing  an ownership  interest in those metals, and in gold or silver coins. While the Fund may hold gold or silver coins that have an active,  quoted  trading  market,  it will not hold them for their value as "collectibles."

     Investing in Small,  Unseasoned Companies.  The Fund has no requirements as to the market  capitalization of the issuers of securities it buys. The Fund can invest in small,  unseasoned  companies.  These are companies  that have been in operation less than three years,  including the operations of any  predecessors.
These  securities  may have  limited  liquidity  and  their  prices  may be very volatile.

     Other Equity  Securities.  While the Fund emphasizes  investments in common stocks, it can also buy preferred stocks and securities  convertible into common
stock.  The  Manager  considers  some  convertible   securities  to  be  "equity
equivalents"  because of the conversion  feature and in those cases their credit rating has less impact on the investment decision than in the case of other debt securities.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Derivative Investments.  The Fund can invest in a number of different kinds of  "derivative"  investments.  The Fund can use  derivatives  to seek increased returns  or to try  to  hedge  investment  risks,  although  it  does  not do so currently to a significant degree. In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or index.  Options,  futures,  and forward contracts are examples of derivatives the Fund can use.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also, the  underlying  security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  Some derivative investments held by the Fund may be illiquid.

     The Fund has limits on the amount of particular types of derivatives it can hold.  However,  using  derivatives  can  cause  the  Fund to lose  money on its investments  and/or increase the volatility of its share prices.  In addition to using derivatives for hedging,  the Fund might use other derivative  investments because they offer the potential for increased value, although it does not do so currently to a significant degree.

     Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based  securities  indices.
These are all referred to as "hedging  instruments." The Fund does not currently use hedging  extensively  and does not use hedging  instruments  for speculative purposes.  It has limits on its use of hedging.  The Fund is not required to use hedging instruments in seeking its objective.

     Some of  these  strategies  could  be used to hedge  the  Fund's  portfolio against price fluctuations. Other hedging strategies, such as buying futures and call  options,  would tend to increase  the Fund's  exposure  to the  securities market.  Forward contracts could be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options could be used to try to protect against  declines in the dollar value of foreign  securities the Fund owns or to protect  against an  increase  in the dollar  cost of buying  foreign securities.

     Options  trading  involves the payment of premiums.  There are also special risks in particular hedging strategies. If the Manager uses a hedging instrument at the wrong time or judges market  conditions  incorrectly,  the strategy could reduce the Fund's return.  The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     Investments  in Oppenheimer  Institutional  Money Market Fund. The Fund can
invest its free cash  balances  in Class E shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part of the  Oppenheimer  Family of Funds. It invests  in a variety  of  short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  Government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available to the Fund directly. At the time of an investment, the Manager cannot predict what the yield of the Oppenheimer  Institutional  Money Market Fund will be because of the wide variety of instruments  that fund holds in its portfolio.
The return on those  investments  may, in some  cases,  be lower than the return that would have been derived from other types of investments  that would provide liquidity. As a shareholder,  the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including  its advisory  fee.  However,  the Manager will waive a portion of the
Fund's  advisory  fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

     Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio  turnover." The Fund may engage in active and frequent trading to try to achieve its  objective  and may have a high  portfolio  turnover rate of over
100%  annually.  Increased  portfolio  turnover  creates  higher  brokerage  and transaction  costs  for the  Fund  (and  may  reduce  performance).  If the Fund realizes  capital  gains  when  it  sells  its  portfolio  investments,  it must generally  pay those gains out to the  shareholders,  increasing  their  taxable distributions.  The  Financial  Highlights  table at the end of this  prospectus shows the Fund's portfolio turnover rate during past fiscal years.

     Investments by a "Fund of Funds." Class A shares of the Fund are offered as an  investment to certain  Oppenheimer  funds that act as a "fund of funds." The
Fund's Board of Trustees has approved  making the Fund's shares  available as an alternative  investment.  From time to time, that fund of funds may invest up to
20% of its assets in shares of the Fund, and may own a significant amount of the
Fund's  outstanding  shares or  outstanding  Class A  shares.  The fund of funds typically uses asset allocation strategies under which it may increase or reduce the amount of its investment in an underlying fund frequently,  and may do so on a daily basis  during  volatile  market  conditions.  If the size of the fund of funds' purchases and redemptions of the Fund's shares were significant  relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance  for all share  classes.  For a further  discussion  of the possible effects of frequent  trading in the Fund's  shares,  please refer to the section titled "Are There Limitations on Frequent Purchases, Redemptions and Exchanges?"
in this prospectus.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. Government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     Loans of  Portfolio  Securities.  The Fund may make loans of its  portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

     How the Fund Is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $260 billion in assets as of September 30, 2007,  including  other  Oppenheimer  funds with more than 6 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory Fees. Under the investment advisory agreement,  prior to September
1,  2007,  the Fund paid the  Manager  an  advisory  fee at an annual  rate that declines as the Fund's  assets grow:  0.75% of the first $200 million of average annual  net  assets,  0.72% of the next  $200  million,  0.69% of the next  $200 million,  0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.  The Fund's  management  fee for its last fiscal year ended  June 30,  2007 was 0.68% of  average  annual net assets for each class of shares.

     Effective  September  1, 2007 the Fund pays the Manager an advisory  fee at the following  annual rate that declines as the Fund's assets grow: 0.75% of the first $200 million of average  annual net assets of the Fund,  0.72% of the next
$200 million,  0.69% of the next $200  million,  0.66% of the next $200 million,
0.60% of the next $3.2 billion and 0.58% of average  annual net assets over $4.0 billion.

     A  discussion  regarding  the basis for the Board's  approval of the Fund's investment  advisory  agreement  with the  Manager  is  available  in the Fund's
Semi-Annual  Report to shareholders  for the six month period ended December 31,
2006.

     Portfolio  Manager.  The Fund's portfolio is managed by Shanquan Li. Mr. Li is a Vice  President of the Fund and the Fund's lead  portfolio  manager and has been the person  primarily  responsible  for the  day-to-day  management  of the
Fund's  portfolio  since  July  1997.  Mr. Li has been a Vice  President  of the
Manager since  November 1998. He was formerly an Assistant Vice President of the
Manager from January 1997 to November 1998.

     The Statement of Additional  Information  provides  additional  information about the Portfolio  Manager's  compensation,  other accounts he manages and his ownership of Fund shares.

     ABOUT YOUR ACCOUNT

     How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service. Your account information will be shared  with the  dealer you  designate  as the dealer of record for the account. Buying Shares Through the Distributor. Complete an OppenheimerFunds new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. If you do
not list a dealer on the  application,  Class A shares  are your  only  purchase option.  The  Distributor  will act as your  agent  in  buying  Class A  shares.
However,  we recommend that you discuss your investment with a financial adviser before  you make a  purchase  to be sure that the Fund is  appropriate  for you.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered   broker-dealer.   If  a  current  investor  no  longer  has  another
broker-dealer of record for an existing Class B, Class C or Class N account, the
Distributor is  automatically  designated as the  broker-dealer  of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds  wire.  The minimum  wire  purchase is $2,500.
Before sending a wire, call the Distributor's  Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
can pay for shares by electronic funds transfers from your bank account.  Shares are  purchased  for your  account by a transfer of money from your bank  account through the  Automated  Clearing  House  (ACH)  system.  You can  provide  share purchase  instructions  automatically,  under an Asset Builder  Plan,  described below,  or by telephone  instructions  using  OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  from your account at a bank or other financial  institution under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

     o If you establish  one of the many types of retirement  plan accounts that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make an  initial  investment  for as  little  as $500.  The  minimum  subsequent investment is $50,  except that for any account  established  under one of these plans prior to November 1, 2002, the minimum  additional  investment will remain
$25.

     o A  minimum  initial  investment  of $250  applies  to  certain  fee based programs that have an agreement  with the  Distributor.  The minimum  subsequent investment for those programs is $50.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor  receives the order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus are to "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.  Buying  Through a Dealer.  If you buy shares through an authorized dealer,  your dealer must  receive the order by the close of the NYSE for you to receive that day's offering  price.  If your order is received on a day when the
NYSE is closed or after it is closed,  the order will receive the next  offering price that is determined.

---------------------------------------------------------------------------------------------------------------------------------------

     WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors four
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class,
your      investment     will     be     made     in     Class     A     shares.
--------------------------------------------------------------------------------
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     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1 million  for regular  accounts or lesser  amounts for certain  retirement  plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
Class A Shares?" below.

--------------------------------------------------------------------------------

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

--------------------------------------------------------------------------------

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

--------------------------------------------------------------------------------

     Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

     WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  adviser.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial adviser before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The
Distributor  normally will not accept  purchase  orders of more than $100,000 of
Class B shares or $1 million or more of Class C shares  from a single  investor.
Dealers or other financial intermediaries  purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not borne by Class A shares,  such as the Class B,  Class C and Class N asset-based  sales charge  described  below and in the  Statement of  Additional
Information.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  adviser may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember  that Class B, Class C and
Class N contingent deferred sales charges and asset-based sales charges have the same  purpose  as the  front-end  sales  charge on sales of Class A  shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers and financial  institutions  for selling shares.  The Distributor may pay additional
compensation  from  its  own  resources  to  securities   dealers  or  financial
institutions  based  upon the value of shares of the Fund held by the  dealer or financial institution for its own account or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------

     Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix A to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

     CAN YOU REDUCE CLASS A SALES  CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

     o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  Purchases made up to 90 days  before the date that you submit a Letter of Intent  will be included in  that  determination.  Your  Class  N  shares,  and any  Class  A  shares  of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a
Letter of Intent does not  obligate  you to  purchase  the  specified  amount of shares.  You may  also be able to  apply  the  Right  of  Accumulation  to these purchases.

     If you do not complete the purchases  outlined in the Letter of Intent, the front-end  sales  charge  you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you  purchased.  A certain  portion of your shares  will be held in escrow by the Fund's  Transfer  Agent for this  purpose.
Please refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement
of Additional Information for more complete information.

     Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

     o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received by a shareholder  from the Fund may be reinvested in shares of the Fund or any of the  other  Oppenheimer  funds  into  which  shares of the Fund may be exchanged  without a sales charge, at the net asset value per share in effect on the payable  date.  You must notify the Transfer  Agent to elect this option and must have an existing account in the fund selected for reinvestment.

     o Exchanges of Shares.  Shares of the Fund may be  exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Fund can be  purchased  by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange  Shares" in this  prospectus  and in the  Statement of
Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

     o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The  investor  must ask the  Transfer  Agent or his or her  financial intermediary  for that privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix A to the  Statement of Additional  Information.  The
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on Class A share  purchases  totaling  $1  million or more of one or more of the
Oppenheimer  funds.  However,  those  Class A shares  may be  subject  to a 1.0%
contingent  deferred  sales  charge  if they are  redeemed  within  an  18-month
"holding  period"  measured  from the  beginning of the calendar  month of their purchase (except for shares in certain retirement plans,  described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed  shares or the aggregate net asset value of the redeemed  shares at the time of redemption.

     o The Class A  contingent  deferred  sales  charge does not apply to shares purchased by the  reinvestment  of dividends or capital gain  distributions  and will not exceed the aggregate  amount of the concessions the Distributor pays on all of your  purchases of Class A shares,  of all  Oppenheimer  funds,  that are subject to the contingent deferred sales charge.

     The Distributor  pays  concessions  from its own resources equal to 1.0% of
Class A  purchases  of $1  million  or more  (other  than  purchases  by certain retirement  plans).  The  concession  will not be paid on  shares  purchased  by exchange or shares that were previously  subject to a front-end sales charge and dealer concession.

     o Class A Purchases by Certain  Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement  plans that have
$1 million or more in plan assets.  There is also no contingent  deferred  sales charge on any group retirement plan shares purchased after March 1, 2007.

     Until  March  1,  2007,  the  Distributor  paid a  concession  from its own resources on purchases by certain group  retirement  plans that were established prior to March 1, 2001 ("grandfathered  retirement plans").  Shares purchased in grandfathered  retirement  plans  prior to March 1,  2007  will  continue  to be subject to the contingent  deferred sales charge if they are redeemed  within 18 months after purchase.  Beginning March 1, 2007, the Distributor  will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group  retirement plan purchases will be subject to the  contingent  deferred  sales  charge,  including  purchases in grandfathered retirement plans. For shares purchased prior to March 1, 2007, the concession  for  grandfathered  retirement  plans was  0.75% of the  first  $2.5 million  of  purchases  plus  0.25% of  purchases  in  excess  of $2.5  million.
Effective March 1, 2007, the concession for grandfathered retirement accounts is
0.25%.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------

     In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

     HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

      HOW CAN YOU BUY CLASS N SHARES?  Class N shares are offered for sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares,  if: o The group  retirement  plan is  terminated  or Class N shares of all Oppenheimer funds are terminated as an investment option of

     o the plan and Class N shares  are  redeemed  within  18  months  after the plan's first purchase of Class N shares of any Oppenheimer fund, or

     o With respect to an IRA or 403(b) plan, Class N shares are redeemed within
18 months of the  plan's  first  purchase  of Class N shares of any  Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  the  Fund's  other  classes of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

     DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A shares that  reimburses  the  Distributor  for a portion of the costs of providing  services  to  Class A  shareholder  accounts.  The Fund  makes  these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other financial institutions for providing  personal  service and maintenance of accounts of their customers that hold Class A shares.

     Prior to March 1, 2007, the  Distributor  paid the first year's service fee in  advance  for  shares  purchased  in  grandfathered  retirement  plans and it retained the service fee from the Fund with  respect to those shares  during the first year after their  purchase.  After the shares were held by a grandfathered retirement plan for a year, the Distributor  paid the ongoing service fee to the dealer of record on a periodic  basis.  For shares  purchased  in  grandfathered plans on or after March 1, 2007,  the  Distributor  does not make any payment in advance and does not retain the service fee for the first year.

     Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

     For  certain  group  retirement  plans  held  in  omnibus   accounts,   the
Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's  service fee at the time of purchase.  New group  omnibus plans may not purchase Class B shares.

     For Class C shares purchased  through the  OppenheimerFunds  Record(k)eeper
Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCore,  LLC for providing  personal  services to the Class C accounts  holding those shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so. Your  securities  dealer or financial  adviser,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted by applicable laws or the rules of the Financial  Industry  Regulatory
Authority  (FINRA),  formerly  known as the NASD)  designed  to  increase  sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.  However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other  Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

     o transmit funds  electronically to purchase shares by telephone (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

     o have the Transfer Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any
change   you   make  to  the   bank   account   information   must  be  made  by
signature-guaranteed   instructions   to  the  Transfer   Agent  signed  by  all
shareholders who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.  Purchasing
Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
1.800.225.5677.  You must have established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.  Exchanging Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

     Selling Shares. You can redeem shares by telephone automatically by calling the  PhoneLink  number  and the Fund will  send the  proceeds  directly  to your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses  and  self-employed  individuals.  Please  call the  Distributor  for
OppenheimerFunds  retirement  plan  documents,  which include  applications  and important plan information.

     How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is received by the Distributor or your authorized financial  intermediary, in proper form (which  means that it must comply with the  procedures  described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter,  by wire,  or by  telephone.  You can also set up Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.

     Redemption  Fee.  The Fund imposes a 2%  redemption  fee on the proceeds of
Fund shares that are  redeemed  within 30 days of their  purchase.  The fee also applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the Transfer  Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares  redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange  transaction.  Shares held the longest will be redeemed first.

     The redemption fee is not imposed on shares:

     o held in omnibus accounts of certain financial  intermediaries,  such as a broker-dealer  or a retirement  plan  fiduciary if those  institutions  have not implemented  the  system  changes  necessary  to be capable  of  processing  the redemption fee. However,  account holders whose investments in the Fund are held in omnibus  accounts  through  certain  other  financial  intermediaries  may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms in this prospectus but that may differ in certain  details.
For certain  retirement plans treated as omnibus accounts by the Fund's Transfer
Agent, the redemption fee may be charged on participant  initiated  exchanges or redemptions.  Shares held in retirement plans that are not in omnibus  accounts, such as  Oppenheimer-sponsored  retirement plans,  IRAs, and 403(b)(7) plans are also  subject to the  redemption  fee. You should  consult  with your  financial intermediary  or retirement  plan  provider for more details on this  redemption fee;

     o held by  investors  in  certain  asset  allocation  programs  that  offer automatic  re-balancing or wrap-fee or similar fee-based  programs and that have been identified to the Distributor and the Transfer Agent;

     o redeemed  for  rebalancing   transactions  under  the   OppenheimerFunds
Portfolio Builder program;

     o redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;

     o redeemed due to the death or disability of the shareholder;

     o redeemed as part of an automatic  dividend exchange election  established in advance of the exchange;

     o redeemed to pay fees  assessed by the Fund or the Transfer  Agent against the account;

     o  redeemed  from  accounts  for which  the  dealer,  broker  or  financial institution  of record has entered into an agreement with the  Distributor  that permits such  redemptions  without the  imposition of these fees,  such as asset allocation programs;

     o redeemed for  conversion  of Class B shares to Class A shares or pursuant to fund mergers; and

     o involuntary redemptions resulting from failure to meet account minimums.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

     o You wish to redeem more than $100,000 and receive a check

     o The  redemption  check is not payable to all  shareholders  listed on the account statement

     o The redemption check is not sent to the address of record on your account statement

     o Shares are being  transferred to a Fund account with a different owner or name

     o Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including:

     o a U.S. bank, trust company, credit union or savings association,

     o a foreign bank that has a U.S. correspondent bank,

     o a U.S. registered dealer or broker in securities, municipal securities or government securities, or

     o a U.S. national securities exchange, a registered securities  association or a clearing agency. If you are signing on behalf of a corporation, partnership or other  business or as a  fiduciary,  you must also  include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:

     o Your name

     o The Fund's name

     o Your Fund account number (from your account statement)

     o The dollar amount or number of shares to be redeemed

     o Any special payment instructions

     o Any share certificates for the shares you are selling

     o The  signatures  of all  registered  owners  exactly  as the  account  is registered, and

     o Any special  documents  requested by the Transfer  Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                  Send courier or express mail
requests by mail:                              requests to:
OppenheimerFunds Services                      OppenheimerFunds Services
P.O. Box 5270                                  0200 E. Girard Avenue, Building D
Denver, Colorado 80217                         Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.  Eastern time,  but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink,  call 1.800.225.5677.  Whichever method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

     Are There Limits on Amounts Redeemed by Telephone?

     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge a  processing  fee for that service.  If your  shares are held in the name of your  dealer,  you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B,  Class C or Class N  contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge  based  on the  categories  listed  in  Appendix  A to the  Statement  of
Additional  Information  and you advise  the  Transfer  Agent or your  financial intermediary  of your  eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix A to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

     1.  shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,

     2. shares held for the holding period that applies to the class, and

     3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

     How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The selected fund must offer the exchange privilege.

     o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations described below.

     o You must meet the minimum purchase requirements for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature guarantee.

     o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

     Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

     ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Fund's  Board of Trustees  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their customers  (unless that authority has been revoked).
A fund or the Transfer Agent may limit or refuse exchange requests  submitted by financial intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion,  the exchanges  would be disruptive to any of the funds  involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell Shares."

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges,  may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the Fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to  exchange  shares of a stock or bond fund for shares of a money  market  fund that offers an  exchange  privilege  at any time,  even if the  shareholder  has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares  held in that  money  market  fund would then be blocked  from further exchanges into another fund for 30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

     Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of  Additional  Information  to  learn  how  you  can  avoid  this  fee  and for circumstances under which this fee will not be assessed.

     The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation instructions from an owner of the account.

     The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers  and  other  account  data  or by  using  PINs,  and  by confirming such  transactions  in writing.  The Transfer Agent and the Fund will not be liable for  losses or  expenses  arising  out of  telephone  instructions reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The  redemption  price, which is the net asset value per share,  will normally  differ for each class of shares.  The  redemption  value of your  shares  may be more or less than  their original cost.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase shares by Federal Funds wire or certified check.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

     To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus,  annual and semi-annual report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

     Dividends, Capital Gains and Taxes

     DIVIDENDS.  The Fund intends to declare and pay  dividends  separately  for each class of shares from net  investment  income on an annual basis.  Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares,  which  normally  have higher  expenses than Class A shares.  The Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

     CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains annually.  The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

     Reinvest  All  Distributions  in the Fund.  You can elect to  reinvest  all dividends and capital gains distributions in additional shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by check or having them sent to your bank account through AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
reinvest all  distributions  in the same class of shares of another  Oppenheimer fund,  if that  fund is  available  for  exchanges  and if you  have an  account established in that fund.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year,  the Fund may elect under the Internal  Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

     Every  year the Fund  will  send you and the  Internal  Revenue  Service  a statement  showing the amount of any taxable  distribution  you  received in the previous year. Any long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

     Avoid  "Buying a  Distribution."  If you buy  shares on or just  before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full  price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

     Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information  has been  audited  by KPMG LLP,  the  Fund's independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JUNE 30,                                2007            2006          2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     29.15       $   18.27     $   16.89       $   13.79       $   13.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.08) 1         (.06) 1       (.03) 1         (.07) 1          .07
Net realized and unrealized gain                               7.22           12.12          2.79            4.37 1           .50
                                                        ----------------------------------------------------------------------------
Total from investment operations                               7.14           12.06          2.76            4.30             .57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.16)             --          (.43)           (.75)           (.15)
Distributions from net realized gain                          (4.32)          (1.18)         (.95)           (.45)             --
                                                        ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (4.48)          (1.18)        (1.38)          (1.20)           (.15)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $     31.81       $   29.15     $   18.27       $   16.89       $   13.79
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            25.97%          68.01%        16.49%          29.93%           4.35% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 1,003,705       $ 582,745     $ 232,702       $ 206,696       $ 131,183
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   752,592       $ 390,347     $ 232,401       $ 195,859       $ 128,266
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                  (0.26)%         (0.26)%       (0.18)%         (0.40)%          0.46%
Total expenses                                                 1.10% 5,6       1.18% 7       1.26% 7,8       1.27% 7,8       1.40% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          46%            152%           81%            108%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.10%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JUNE 30,                                         2007          2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   28.13     $   17.80     $  16.48     $  13.50     $  13.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                     (.30) 1       (.25) 1      (.17) 1      (.21) 1      (.01)
Net realized and unrealized gain                                        6.93         11.76         2.71         4.28 1        .47
                                                                   -----------------------------------------------------------------
Total from investment operations                                        6.63         11.51         2.54         4.07          .46
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --            --         (.27)        (.64)        (.06)
Distributions from net realized gain                                   (4.32)        (1.18)        (.95)        (.45)          --
                                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (4.32)        (1.18)       (1.22)       (1.09)        (.06)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $   30.44     $   28.13     $  17.80     $  16.48     $  13.50
                                                                   =================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     24.97%        66.67%       15.56%       28.91%        3.57% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 138,568     $ 104,543     $ 60,391     $ 56,502     $ 41,426
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 121,560     $  81,043     $ 60,427     $ 57,639     $ 38,243
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                    (1.05)%       (1.06)%      (0.96)%      (1.19)%      (0.34)%
Total expenses                                                          1.90% 5       2.00%        2.04%        2.06%        2.18%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                      1.90%         1.99%        2.04%        2.06%        2.18%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   46%          152%          81%         108%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.90%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED JUNE 30,                                         2007          2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   28.10     $   17.77     $  16.47     $  13.51     $  13.11
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                            (.30) 1       (.24) 1      (.16) 1      (.20) 1       .09
Net realized and unrealized gain                                        6.93         11.75         2.71         4.27 1        .38
                                                                   -----------------------------------------------------------------
Total from investment operations                                        6.63         11.51         2.55         4.07          .47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --            --         (.30)        (.66)        (.07)
Distributions from net realized gain                                   (4.32)        (1.18)        (.95)        (.45)          --
                                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (4.32)        (1.18)       (1.25)       (1.11)        (.07)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $   30.41     $   28.10     $  17.77     $  16.47     $  13.51
                                                                   =================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     25.00%        66.79%       15.64%       28.90%        3.63% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 228,513     $ 138,279     $ 57,431     $ 47,810     $ 25,899
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 174,909     $  92,491     $ 55,077     $ 44,168     $ 21,672
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                    (1.03)%       (1.00)%      (0.91)%      (1.11)%      (0.26)%
Total expenses                                                          1.87% 5       1.92%        1.99%        1.99%        2.13%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                      1.87%         1.91%        1.99%        1.99%        2.13%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   46%          152%          81%         108%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.87%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JUNE 30,                                             2007         2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  28.68     $  18.03     $ 16.69     $ 13.68     $ 13.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                (.17) 1      (.13) 1     (.09) 1     (.13) 1      .01
Net realized and unrealized gain                                            7.08        11.96        2.75        4.33 1       .53
                                                                        ------------------------------------------------------------
Total from investment operations                                            6.91        11.83        2.66        4.20         .54
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.09)          --        (.37)       (.74)       (.17)
Distributions from net realized gain                                       (4.32)       (1.18)       (.95)       (.45)         --
                                                                        ------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                            (4.41)       (1.18)      (1.32)      (1.19)       (.17)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  31.18     $  28.68     $ 18.03     $ 16.69     $ 13.68
                                                                        ============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                         25.52%       67.62%      16.11%      29.40%       4.17% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $ 29,063     $ 18,112     $ 5,893     $ 3,781     $ 1,419
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 22,412     $ 10,956     $ 4,816     $ 2,857     $   775
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                               (0.57)%      (0.53)%     (0.51)%     (0.71)%      0.13%
Total expenses                                                              1.41% 5      1.44%       1.57%       1.62%       1.80%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                          1.41%        1.44%       1.57%       1.62%       1.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       46%         152%         81%        108%        134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.41%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         APPENDIX TO THE PROSPECTUS OF
                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     Graphic  material  included in the  Prospectus  of  Oppenheimer  Gold &
Special  Minerals Fund ("the Fund") "Annual Total Returns (Class A) (as of 12/31
each year)":

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.
Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------------ -------------------------------------------------
             Calendar Year Ended:                              Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                                             -31.92%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                                              -1.29%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                                              15.40%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                                             -15.11%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                                              19.73%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                                              42.48%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/03                                                              59.65%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/04                                                              -4.31%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/05                                                              31.92%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

12/31/06                                                              43.64%

------------------------------------------------ -------------------------------------------------

     INFORMATION AND SERVICES

     For More  Information on Oppenheimer  Gold &  Special Minerals Fund The
following additional information about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  prospectus  (which means it is legally part of this prospectus).

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

     How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission 's Public Reference Section, Washington, D.C.
20549-0102. No one has been authorized to provide any information about the Fund or to make any  representations  about the Fund other than what is  contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:  [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-3694
PR0410.001.1007
Printed on recycled paper

Oppenheimer Gold & Special Minerals Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated October 26, 2007

     This Statement of Additional Information ("SAI") is not a Prospectus.  This
document  contains  additional   information  about  the  Fund  and  supplements
information in the Prospectus dated October 26, 2007. It should be read together with the  Prospectus.  You can  obtain the  Prospectus  by writing to the Fund's
Transfer Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado
80217, or by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it   from   the   OppenheimerFunds    Internet   website   at
www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...........
     The Fund's Investment Policies.............................................
     Other Investment Techniques and Strategies.................................
     Other Investment Restrictions..............................................
     Disclosure of Portfolio Holdings...........................................
How the Fund is Managed ........................................................
     Organization and History...................................................
Board of Trustees and Oversight Committees......................................
     Trustees and Officers of the Fund..........................................
     The Manager................................................................
Brokerage Policies of the Fund..................................................
Distribution and Service Plans..................................................
Payments to Fund Intermediaries.................................................
Performance of the Fund.........................................................

About Your Account
How To Buy Shares...............................................................
How To Sell Shares..............................................................
How To Exchange Shares..........................................................
Dividends, Capital Gains and Taxes..............................................
Additional Information About the Fund...........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.........................
Financial Statements............................................................

Appendix A: Special Sales Charge Arrangements and Waivers..................  A-1

     ABOUT THE FUND

     Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main
risks  of  the  Fund  are  described  in  the  Prospectus.   This  SAI  contains
supplemental  information  about  those  policies  and  risks  and the  types of securities  that the Fund's  investment  manager,  OppenheimerFunds,  Inc.  (the
"Manager"),  can select for the Fund.  Additional  information  is also provided about the strategies that the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager may use in  selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its  objective.  It may  use  some  of the  special  investment  techniques  and strategies at some times or not at all.

     o Investments in Equity Securities and Metal Investments.  The Fund focuses its investments in equity  securities of U.S. and  foreign-domiciled  companies.
Equity securities include common stocks,  preferred stocks, rights and warrants, and securities  convertible into common stock. The Fund's investments  primarily include  stocks of companies  that are involved in mining or processing  gold or other metals or minerals. These securities are described as "Mining Securities."

     The Fund may also  invest  in gold or  silver  bullion,  in other  precious metals,  in metals  naturally  occurring with precious  metals,  in certificates representing an ownership interest in those metals, and in gold or silver coins.
These  investments are referred to as "Metal  Investments."  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes) in Mining Securities and Metal  Investments.  However,
the  Fund  will  invest  no more  than  10% of its  total  net  assets  in Metal
Investments.

     Current  income is not a  criterion  used to select  portfolio  securities.
However,  certain debt  securities can be selected for the Fund's  portfolio for defensive  purposes  (including debt securities that the Manager  believes might offer some opportunities for capital appreciation when stocks are disfavored).

     o Growth  Companies.  Growth companies are those companies that the Manager believes  are  entering  into  a  growth  cycle  in  their  business,  with  the expectation  that their stock will  increase in value.  They may be  established companies as well as newer companies in the development stage.  Growth companies might have a variety of  characteristics  that in the Manager's view define them as "growth" issuers. They might be generating or applying new technologies,  new or improved  distribution  techniques or new services.  In each case,  they have prospects  that the  Manager  believes  are  favorable  for the long  term.  The portfolio  manager of the Fund looks for growth  companies with strong,  capable
management,   sound  financial  and  accounting  policies,   successful  product
development and marketing and other factors.

     o Convertible  Securities.  While some convertible securities are a form of debt security,  in many cases their conversion feature (allowing conversion into equity  securities)  causes them to be  regarded by the Manager  more as "equity equivalents."  As a result,  the credit rating assigned to the security has less impact  on  the  Manager's  investment  decision  with  respect  to  convertible securities  than  in  the  case  of  non-convertible  fixed  income  securities.
Convertible  securities  are subject to the credit risks and interest rate risks described below in "Debt Securities."

     To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager examines the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

     (2) whether  the issuer of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security  will behave more like a debt  security and the  security's price will likely increase when prevailing interest rates fall and decrease when prevailing  interest rates rise. If the conversion  value exceeds the investment value,  the security will behave more like an equity  security.  In that case it will likely sell at a premium over its conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

     o Rights and Warrants.  The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has  acquired  as part of units of  securities  or that  are  attached  to other securities that the Fund buys. No more than 2% of the Fund's total assets may be invested in warrants  and rights that are not listed on the New York or American
Stock Exchanges. These percentage limitations are fundamental policies. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the  underlying  securities.  Rights  are  similar  to  warrants,  but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     o  Foreign  Securities.   "Foreign  securities"  include  equity  and  debt
securities  of companies  organized  under the laws of countries  other than the
United  States  and of  governments  other than the U.S.  government.  They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant  portion of their revenue or
profits  from  foreign  businesses,   investments  or  sales,  or  that  have  a
significant  portion  of their  assets  abroad.  They may be traded  on  foreign securities exchanges or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter  markets are considered "foreign securities" for the purpose of the Fund's  investment  allocations.  They are  subject  to some of the  special considerations  and risks,  discussed  below,  that apply to foreign  securities traded and held abroad.

     Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such  foreign  currency  against  the U.S.  dollar will result  in a  change  in the  amount  of  income  the  Fund  has  available  for distribution.  Because a portion of the Fund's investment income may be received in foreign  currencies,  the Fund will be required to compute its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having  distributed more income in a particular fiscal period than was available from investment  income,  which could result in a return of capital to shareholders.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates,  currency  devaluation  or currency  control  regulations  (for  example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less volume on foreign exchanges than on U.S. exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and

     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Passive  Foreign  Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions defined by IRCss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the
Fund's minimum  percentage  requirements  or limitations of investing in foreign securities.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
"Investment Company Act") the Fund may also invest in foreign mutual funds which are also  deemed  PFICs  (since  nearly  all of the  income of a mutual  fund is generally passive income).  Investing in these types of PFICs may allow exposure to various  countries  because some foreign  countries  limit, or prohibit,  all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New Zealand and Japan.  There may be even less liquidity in their stock markets, and  settlements  of  purchases  and  sales  of  securities  may be  subject  to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

     o Special Risks of Concentrating Investments in Mining Securities and Metal
Investments.  Investments  in Mining  Securities and Metal  Investments  involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals;  (2) the  concentration  of gold  supply is  mainly in five  territories
(South Africa,  Australia,  the  Commonwealth of Independent  States (the former
Soviet Union),  Canada and the United States),  and the prevailing  economic and political  conditions  of  these  countries  may  have a  direct  effect  on the production  and marketing of gold and sales of central bank gold  holdings;  (3)
unpredictable   international   monetary   policies,   economic  and   political
conditions;  (4) possible U.S. governmental regulation of Metal Investments,  as well as foreign  regulation of such  investments;  and (5) possible  adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a "regulated investment company" under the Internal Revenue Code.

     Because the Fund  concentrates  its  investments  in Mining  Securities and
Metal  Investments,  an adverse change with respect to any of these risk factors could have a  significant  negative  effect on the  Fund's  net asset  value per share. These risks are discussed in greater detail below.

     o Risk of Price  Fluctuations.  The prices of precious and strategic metals are affected by various factors such as economic  conditions,  political events, governmental  monetary and regulatory  policies and market events. The prices of
Mining Securities and Metal Investments held by the Fund may fluctuate  sharply, which will affect the value of the Fund's shares.

     o  Concentration  of Source  of Gold  Supply  and  Control  of Gold  Sales.
Currently,  the five largest producers of gold are the Republic of South Africa,
Australia,  the  Commonwealth  of Independent  States (which includes Russia and certain other  countries that were part of the former Soviet Union),  Canada and the United States. Economic and political conditions in those countries may have a direct effect on the  production and marketing of gold and on sales of central bank gold holdings. In South Africa, the activities of companies engaged in gold mining are subject to the policies adopted by the Ministry of Mines. The Reserve
Bank of South Africa, as the sole authorized sales agent for South African gold, has an  influence  on the  price  and  timing  of sales of South  African  gold.
Political and social conditions in South Africa are still somewhat unsettled and may pose  certain  risks to the Fund (in addition to the risks  described  below under the caption "Foreign Securities"),  because the Fund may hold a portion of its assets in securities of South African issuers.

     o Unpredictable  International  Monetary  Policies,  Economic and Political
Conditions.  There is the  possibility  that unusual  international  monetary or political  conditions may make the Fund's portfolio assets less liquid,  or that the value of the Fund's  assets might be more  volatile,  than would be the case with other  investments.  In  particular,  the price of gold is  affected by its direct and indirect use to settle net balance of payments deficits and surpluses between  nations.  Because  the prices of precious  or  strategic  metals may be
affected  by  unpredictable   international   monetary   policies  and  economic
conditions,  there may be greater  likelihood of a more dramatic  fluctuation of the market prices of the Fund's investments than of other investments.

     o Commodities  Regulations.  The trading of Metal Investments in the United
States could become subject to the rules that govern the trading of agricultural and certain  other  commodities  and  commodity  futures.  In the opinion of the
Fund's counsel, at present the Fund's permitted Metal Investments are either not subject to regulation by the Commodity Futures Trading Commission ("CFTC") or an
exemption  from  regulation is  available.  The absence of CFTC  regulation  may adversely  affect  the  continued  development  of an  orderly  market  in Metal
Investments trading in the United States. The development of a regulated futures market in Metal  Investments  trading may affect the development of a market in, and the price of, Metal Investments in the United States.

     o Effect on the Fund's Tax Status.  By making Metal  Investments,  the Fund risks  failing to qualify as a regulated  investment  company under the Internal
Revenue Code. If the Fund should fail to qualify,  it would lose the  beneficial tax treatment accorded to qualifying  investment companies under Subchapter M of the Code.  Failure to qualify  would occur if in any fiscal year the Fund either
(a) derived 10% or more of its gross income (as defined in the Internal  Revenue
Code, which disregards losses for this purpose) from sales or other dispositions of Metal Investments, or (b) held more than 50% of its net assets in the form of
Metal  Investments or in securities not meeting certain tests under the Internal
Revenue Code (see "Dividends,  Capital Gains and Taxes").  Accordingly, the Fund
will endeavor to manage its portfolio  within the limitations  described  above, and the Fund has adopted an  investment  restriction  limiting the amount of its total  assets  that  can be  invested  in  Metal  Investments.  There  can be no assurance  that the Fund will  qualify in every  fiscal  year.  Furthermore,  to comply with the limitations  described  above,  the Fund may be required to make investment  decisions  the  Manager  would  otherwise  not make,  foregoing  the opportunity to realize gains, if necessary,  to permit the Fund to qualify.  See
"Investment Restrictions."

      o Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover  rate would have been 100%.  The Fund's  portfolio  turnover  rate will fluctuate from year to year. The Fund  experienced a higher  portfolio  turnover rate  during the fiscal  year ended June 30,  2006 than  during the fiscal  year ended June 30, 2007 due to greater  shareholder  activity  and  changing  market conditions.  The Fund may experience a higher  portfolio  turnover rate again in the future.

     Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,  which could  reduce its overall  performance.  Additionally,  the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may from  time to time  employ  the  types of  investment  strategies  and investments  described  below. It is not required to use all of these strategies at all times, and at times may not use them.

     o Investment in Other Investment Companies. The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the Investment  Company Act that apply to those types of investments;  provided, however,  that the Fund  cannot  invest in the  securities  of other  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act. For example,  the Fund can invest in Exchange-Traded  Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining  exposure  to  the  segments  of  the  equity  or  fixed-income  markets represented by the Exchange-Traded Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses,  including its advisory and administration expenses. The Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

     o  Investing  in  Small,  Unseasoned  Companies.  The  Fund may  invest  in securities of small, unseasoned companies. These are companies that have been in
operation  for  less  than  three  years,   including  the   operations  of  any
predecessors.  Securities  of these  companies  may be subject to  volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other investors that own a security issued by a small, unseasoned  issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might  otherwise be  obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

     o Debt  Securities.  While  the Fund does not  invest  for the  purpose  of seeking current income, at times certain debt securities (other than convertible debt securities described above under the description of equity investments) may be selected for  investment  by the Fund for  defensive  purposes,  as described below.  For example,  when the stock market is volatile,  or when the  portfolio manager believes that growth opportunities in stocks are not attractive, certain debt  securities  might not only  offer  defensive  opportunities  but also some
opportunities  for  capital   appreciation.   These  investments  could  include
corporate  bonds and notes of foreign  or U.S.  companies,  as well as U.S.  and foreign  government  securities.  It  is  not  expected  that  this  will  be  a significant portfolio strategy of the Fund under normal market circumstances.

     o Credit Risk.  Debt  securities  are subject to credit  risk.  Credit risk relates to the  ability of the issuer of a debt  security  to make  interest  or principal  payments on the  security as they become due. If the issuer  fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that bond and of the Fund's shares may be reduced.  The
Manager  may rely to some  extent on credit  ratings  by  nationally  recognized rating  agencies in evaluating  the credit risk of  securities  selected for the
Fund's  portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's  ability to make timely  payments,  and the credit risks of a particular  security  may  change  over  time.  While  the  Fund can  invest  in
higher-yielding   lower-grade  debt  securities   (that  is,   securities  below
investment  grade),  its debt  investments  will generally be investment  grade.
Those are  securities  rated in the four highest  rating  categories of Standard
&  Poor's Rating Service or Moody's Investors  Service,  Inc., or equivalent ratings of other  rating  agencies  or  ratings  assigned  to a security  by the
Manager.

     o Interest Rate Risks.  In addition to credit risks,  debt  securities  are subject  to  changes  in value  when  prevailing  interest  rates  change.  When prevailing  interest  rates  fall,  the values of  outstanding  debt  securities generally  rise,  and the  securities  may sell for more than their face amount.
When prevailing  interest rates rise, the values of outstanding  debt securities generally  decline,  and the  securities  may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer  maturities.  Therefore,  when the  average  maturity  of the Fund's debt securities  is longer,  its share price may fluctuate  more when interest  rates change.

     Fluctuations  in the market  value of debt  securities  after the Fund buys them will not affect the  interest  payable  on those  securities,  nor the cash income from them.  However,  those price  fluctuations  will be reflected in the valuations of the securities,  and therefore the Fund's net asset values will be affected by those valuations.

     o  Repurchase  Agreements.  The  Fund can  acquire  securities  subject  to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to repurchase  agreements having a maturity beyond seven days. There is no limit on the  amount of the  Fund's  net  assets  that may be  subject  to  repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase  agreement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     o Illiquid and  Restricted  Securities.  Under the policies and  procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     o Borrowing and Leverage. The Fund has the ability to borrow and invest the borrowed funds in portfolio  securities.  This speculative technique is known as
"leverage."  Any  borrowing  will be made only from banks and,  pursuant  to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets,  less its liabilities other than borrowings,  is equal to at least  300% of all  borrowings  including  the  proposed  borrowing.
Currently,  under the Investment  Company Act, absent exemptive relief, a mutual fund may borrow  only from banks and the  maximum  amount it may borrow is up to one-third  of  its  total  assets  (including  the  amount  borrowed)  less  all liabilities and indebtedness other than borrowing. Notwithstanding the preceding sentence,  the Fund may also borrow up to 5% of its total  assets for  temporary purposes  from  any  person.  Under  the  Investment  Company  Act,  there  is a rebuttable  presumption  that a loan is temporary if it is repaid within 60 days and not  expanded or renewed.  If the value of the Fund's  assets  fails to meet this 300% asset coverage requirement,  the Fund will reduce its bank debt within three  days to meet the  requirement.  To do so,  the Fund  might have to sell a portion of its investments at a disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

     o Derivatives.  The Fund can invest in a variety of derivative  investments to seek income for  liquidity  needs or for hedging  purposes.  Some  derivative investments the Fund can use are the hedging instruments described below in this
SAI. However,  the Fund does not use, and does not currently  contemplate using, derivatives or hedging instruments to a significant degree.

     Some  of  the  derivative   investments  the  Fund  can  use  include  debt
exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the  price  of the  issuer's  common  stock  may not be as  high as the  Manager expected.

     o Hedging.  Although  the Fund does not  anticipate  the  extensive  use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain  unrealized  gains in the value of  portfolio  securities  which  have appreciated,  or to facilitate  selling securities for investment  reasons,  the
Fund could:

     o sell futures contracts,

     o buy puts on such futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls may also be used to increase  the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing particular securities. In that case the
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included  in a rise in  value of the  market.  To do so the  Fund  could:  o buy futures, or o buy calls on such futures or on securities.

     The Fund's  strategy of hedging with futures and options on futures will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     o Futures.  The Fund may buy and sell futures  contracts that relate to (1)
broadly-based  stock indices  (these are referred to as "stock index  futures"), and (2) an individual  stock  ("single  stock  futures").  This  limitation is a fundamental policy.

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.

     A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security  to settle the futures  transaction.
Either  party  could  also enter into an  offsetting  contract  to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The Fund  can buy and sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options,  securities  options,  currency  options,  and  options on the types of futures  described  above.  The Fund may buy a call or put  only if,  after  the purchase, the value of all call and put options held by the Fund will not exceed
10% of the Fund's total assets.

     o Writing Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by identifying  liquid assets on the Fund's  books to enable the Fund to satisfy its  obligations  if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.  However,  the Fund will not write or purchase  any call that will cause the  value of the  Fund's  calls on a  particular  security  to exceed 3% of the
Fund's total assets.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case, the Fund would keep the premium.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the Fund must cover the call by  identifying  on its books an  equivalent  dollar  amount of liquid  assets.  The Fund will  identify additional  liquid  assets if the value of the  identified  liquid  assets drops below 100% of the current  value of the future.  Because of this  identification requirement,  in no circumstances would the Fund's receipt of an exercise notice as to that  future  require  the Fund to  deliver a futures  contract.  It would simply  put the Fund in a short  futures  position,  which is  permitted  by the
Fund's hedging policies.

     o Writing  Put  Options.  The Fund can sell put  options.  A put  option on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 25% of the
Fund's total assets would be required to be identified as liquid assets to cover such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls  below  the  exercise  price.  If a  put  the  Fund  has  written  expires unexercised,  the Fund  realizes  a gain in the amount of the  premium  less the transaction costs incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium  received  minus the sum of the exercise  price and any  transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets on its books with a value  equal to or  greater  than the  exercise  price of the  underlying securities.  The  Fund  therefore  forgoes  the  opportunity  of  investing  the identified liquid assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the  securities  market.  When the  Fund  buys a call  (other  than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises the call.  If the Fund  does not  exercise  the  call or sell  (whether  or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to  purchase  the  underlying investment.

     The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on  securities or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the put is not exercised, the put will become worthless on its expiration date.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund will not  exceed  10% of the  Fund's total  assets.  In  addition,  the Fund will not write or purchase any call that will cause the value of the Fund's calls on a  particular  security to exceed 3%
of the Fund's total assets.

     o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or it can do so for additional cash  consideration  identified on its books) upon  conversion  or exchange of other  foreign  currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those circumstances, the Fund covers the option by identifying on its books cash, U.S.
government  securities  or other  liquid  securities  in an amount  equal to the exercise price of the option.

     o Risks of Hedging with Options and Futures. The use of hedging instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities might affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market might advance  and the value of the  securities  held in the  Fund's  portfolio  might decline. If that occurred,  the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  might  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  on its books  liquid  assets  having a value equal to the  aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover  identified on the Fund's books must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the
Fund to sell the  amount of  foreign  currency  subject  to a  forward  purchase contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o  Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by
certain  regulated  entities  including  registered   investment  companies  and
consequently  registered  investment  companies may engage in unlimited  futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this SAI.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  adviser as the Fund (or an adviser  that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations  of staff  members of the SEC  regarding  applicable provisions of the Investment  Company Act, when the Fund purchases a future,  it must  segregate cash or readily  marketable  short-term  debt  instruments in an amount  equal to the  purchase  price of the  future,  less the  margin  deposit applicable to it.

     o Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward   contracts  entered  into  by  the  Fund  may  result  in
"straddles"  for federal income tax purposes.  The straddle rules may affect the character  and timing of gains (or  losses)  recognized  by the Fund on straddle positions.  Generally,  a loss sustained on the disposition of a position making up a  straddle  is  allowed  only  to the  extent  that  the  loss  exceeds  any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     o Temporary Defensive and Interim  Investments.  When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for  defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while waiting reinvest cash received from the sale of other portfolio securities. The Fund can buy:

     o high-quality (rated in the top rating categories of nationally-recognized rating  organizations  or deemed by the  Manager to be of  comparable  quality), short-term  money  market  instruments,  including  those  issued  by the U.  S.
Treasury or other government agencies,

     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies) rated in the top rating category of a nationally  recognized rating organization,

     o debt obligations of corporate  issuers,  rated investment grade (rated at least Baa by Moody's Investors  Service,  Inc. or at least BBB by Standard &
Poor's Rating Service,  or a comparable rating by another rating  organization), or unrated  securities  judged by the Manager to be of a quality  comparable  to rated securities in those categories,

     o preferred stocks,

     o certificates of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and

     o repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

     o Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant  to  policies  approved  by the  Fund's  Board.  It may do so to try to provide income or to raise cash for liquidity purposes.  These loans are limited to not more than 25% of the value of the Fund's net assets.

     The Fund has entered into a Securities  Lending  Agreement (the "Securities
Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan Chase"). Under the
Securities Lending Agreement and applicable  regulatory  requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned  securities  and must consist of cash, bank letters of credit or securities of the U.S.  Government (or its agencies or instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as  collateral,  a bank letter of credit must obligate the bank to pay to JPMorgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be  satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned  securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.

     Pursuant  to the  Securities  Lending  Agreement,  the Fund will  receive a percentage  of all annual net income  (i.e.,  net of rebates to the borrower and certain other approved expenses) from securities lending transactions.  Such net income  includes  earnings from the investment of any cash  collateral  received from a borrower and loan fees paid or payable by a borrower in  connection  with loans secured by collateral other than cash.

     There are some  risks in  connection  with  securities  lending,  including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering  the loaned  securities  if the borrower  defaults.
JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return  loaned  securities  to the Fund and to be  responsible  for  expenses relating to securities lending. The Fund, however, will be responsible for risks associated  with the  investment  of cash  collateral,  including  the risk of a default by the issuer of a security in which cash  collateral has been invested.
If that  occurs,  the Fund may incur  additional  costs in seeking to obtain the collateral  or may lose the amount of the  collateral  investment.  The Fund may also lose money if the value of the  investments  purchased with cash collateral decreases.

     Other Investment Restrictions

     What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its investments  that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the
Investment  Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described  in the  Prospectus  or this  SAI are  "fundamental"  only if they are identified  as such.  The Fund's  Board of Trustees  can change  non-fundamental
policies  without  shareholder   approval.   However,   significant  changes  to
investment  policies  will  be  described  in  supplements  or  updates  to  the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

     Does  the  Fund  Have  Additional   Fundamental  Policies?   The  following
investment restrictions are fundamental policies of the Fund.

     o The Fund cannot invest in Metal  Investments  if, as a result,  more than
10% of the Fund's total assets would be invested in Metal Investments.

     o With the  exception of its  investments  in Mining  Securities  and Metal
Investments,  the Fund cannot  invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o The Fund is "non-diversified" under the Investment Company Act.

     o The Fund may not borrow money,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund  cannot  make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot invest in real estate,  physical commodities or commodity contracts (other than the hedging instruments or Metal Investments  permitted by any of its other  investment  policies) except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.  It does not matter  whether the hedging  instrument or Metal
Investment is considered to be a commodity or commodity contract.

     o The Fund cannot issue senior  securities,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     As a  non-fundamental  investment  policy,  the Fund  cannot  invest in the securities of other investment companies or registered unit investment trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act.

     Unless the  Prospectus  or this SAI states  that a  percentage  restriction applies  on an  ongoing  basis,  it  applies  only at the time the Fund makes an investment  (except  in the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted  classifications  of industries and groups of related industries. These classifications are not fundamental policies.

     Non-Diversification    of   the   Fund's    Investments.    The   Fund   is
"non-diversified,"  as defined in the  Investment  Company  Act.  Funds that are diversified have restrictions  against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

     Being  non-diversified  poses additional  investment risks,  because if the
Fund  invests  more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations  from adverse  conditions  affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated  investment  company"
under the Internal Revenue Code. By qualifying,  it does not have to pay federal income taxes if more than 90% of its earnings are  distributed to  shareholders.
To qualify, the Fund must meet a number of conditions.  First, not more than 25%
of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets,  (1) no more than 5% of the market  value of the Fund's total assets may be invested in the securities of a single  issuer,  and (2) the Fund may not own more than 10% of the outstanding voting securities of a single issuer.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

     o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of  Investments  on Form  N-Q,  which  are  publicly  available  at the SEC.  In addition,  the top 10 or  more  holdings  are  posted  on the  OppenheimerFunds'
website  at  www.oppenheimerfunds.com  in the  "Fund  Profiles"  section.  Other general  information about the Fund's portfolio  investments,  such as portfolio composition  by asset  class,  industry,  country,  currency,  credit  rating or maturity, may also be posted with a 15-day lag.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

     o The Fund's certified public accountants and independent registered public accounting firm,

     o Members of the Fund's Board and the Board's legal counsel,

     o The Fund's custodian bank,

     o A proxy voting service designated by the Fund and its Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Portfolio  pricing services  retained by the Manager to provide portfolio security prices, and

     o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not  priced  by the  Fund's  regular  pricing  services)  o
Dealers to obtain price quotations where the Fund is not identified as the owner

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to  regulatory  requests  for  information  (the SEC,  Financial
Industry  Regulatory  Authority  ("FINRA"),  formerly  known as the NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements)

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     The Chief Compliance Officer of the Fund and the Manager,  Distributor, and
Transfer  Agent  (the  "CCO")  shall  oversee  the  compliance  by the  Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio  holdings of the Fund has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

                                         -------------------------------------- --------------------------------------
ABG Securities                           Fortis Securities                     Pacific Crest Securities
                                         -------------------------------------- --------------------------------------

ABN AMRO                                 Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

     How the Fund is Managed

     Organization  and  History.  The  Fund  is  an  open-end,   non-diversified
management  investment  company with an unlimited number of authorized shares of beneficial  interest.  The Fund was organized as a Maryland  corporation in 1983 but was reorganized as a Massachusetts business trust in October 1985.

     o Classes of Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and  Class  N.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     o Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     o  Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee  and a Governance  Committee.  Each  committee is comprised  solely of
Trustees who are not "interested  persons" under the Investment Company Act (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  Mary F. Miller, Joel W. Motley, Russell S. Reynolds, Jr., Joseph M.
Wikler and Peter I. Wold. The Audit  Committee held 5 meetings during the Fund's fiscal year ended June 30, 2007.  The Audit  Committee  furnishes the Board with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's independent  Auditors  regarding the Fund's internal  accounting procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal
Audit Department;  (iv) maintaining a separate line of communication between the
Fund's  independent  Auditors and the  Independent  Trustees;  (v) reviewing the independence of the Fund's  independent  Auditors;  and (vi)  pre-approving  the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  David K. Downes,  Matthew P. Fink,  Phillip A.  Griffiths,  Joel W.
Motley and Joseph M. Wikler.  The Regulatory  &  Oversight  Committee held 6 meetings during the Fund's fiscal year ended June 30, 2007. The Regulatory &
Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements,  including the Investment  Advisory and  Distribution  Agreements,
transfer agency and shareholder  service agreements and custodian  agreements as well as the  policies  and  procedures  adopted  by the Fund to comply  with the
Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Matthew  P.  Fink,  Robert G.  Galli,  Mary F.  Miller,  Russell S.
Reynolds, Jr. and Peter I. Wold. The Governance Committee held 7 meetings during the Fund's fiscal year ended June 30, 2007. The Governance Committee reviews the
Fund's governance  guidelines,  the adequacy of the Fund's Codes of Ethics,  and develops  qualification  criteria for Board members  consistent  with the Fund's governance  guidelines,  provides  the Board  with  recommendations  for  voting portfolio  securities  held by the Fund,  and monitors the Fund's proxy  voting, among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer Gold & Special Minerals Fund c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                             Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                              Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring Japan Fund                                Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring SMA International Fund                    Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                      Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund                                Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                                      Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund                   Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund                        OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company Fund                 OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund                         Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California Municipal Fund           Oppenheimer U.S. Government Trust

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Downes,  Galli and Wruble are  directors or trustees of ten other  portfolios in the Oppenheimer fund complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Li, Gillespie,  Murphy, Petersen,  Szilagyi,  Vandehey,  Wixted and
Zack and Mss.  Bloomberg and Ives,  who are officers of the Fund,  hold the same offices  with one or more of the other Board I Funds.  As of October 5, 2007 the
Trustees and officers of the Fund, as a group,  owned of record or  beneficially less than 1% of any class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under that plan  by the  officers  of the  Fund  listed  above.  In  addition,  none of the
Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the  Distributor  of the Board I Funds or of any entity directly or indirectly  controlling,  controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2006

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Chairman of the Board of     September 1995); Director of Special Value Opportunities Fund,
Trustees since 2007,         LLC (registered investment company) (since September 2004);
Trustee since 2005,          Member of Zurich Financial Investment Advisory Board
o      Age: 64             (insurance) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1991);
                             Chair, The Jackson Laboratory Board of Trustees (since August
                             2007); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                             Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research
                             Foundation of AIMR (investment research, non-profit)
                             (2000-2002); Governor, Jerome Levy Economics Institute of Bard
                             College (economics research) (August 1990-September 2001);
                             Director of Ray & Berendtson, Inc. (executive search firm)
                             (May 2000-April 2002). Oversees 66 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

David K. Downes,             President,  Chief Executive Officer and Board Member of CRAFund        None           Over $100,000
Trustee since 2007           Advisors,  Inc. (investment  management company) (since January
 Age: 67                     2004);  President of The Community  Reinvestment  Act Qualified
                             Investment Fund (investment  management company) (since January
                             2004);  Independent Chairman of the Board of Trustees of Quaker
                             Investment  Trust   (registered   investment   company)  (since
                             January 2004);  Director of Internet Capital Group (information technology  company)  (since  October  2003);  Chief  Operating
                             Officer  and  Chief  Financial   Officer  of  Lincoln  National
                             Investment  Companies,  Inc.  (subsidiary  of Lincoln  National
                             Corporation,   a  publicly   traded   company)   and   Delaware
                             Investments  U.S., Inc.  (investment  management  subsidiary of
                             Lincoln National  Corporation)  (1993-2003);  President,  Chief
                             Executive Officer and Trustee of Delaware  Investment Family of
                             Funds  (1993-2003);  President  and  Board  Member  of  Lincoln
                             National  Convertible  Securities  Funds,  Inc. and the Lincoln
                             National  Income  Funds,  TDC  (1993-2003);  Chairman and Chief
                             Executive  Officer  of  Retirement  Financial  Services,   Inc.
                             (registered   transfer   agent  and   investment   adviser  and
                             subsidiary of Delaware  Investments  U.S.,  Inc.)  (1993-2003);
                             President  and Chief  Executive  Officer  of  Delaware  Service
                             Company, Inc. (1995-2003);  Chief Administrative Officer, Chief
                             Financial  Officer,  Vice  Chairman  and  Director of Equitable
                             Capital  Management   Corporation   (investment  subsidiary  of
                             Equitable  Life  Assurance  Society)   (1985-1992);   Corporate
                             Controller  of  Merrill  Lynch &  Company  (financial  services holding company)  (1977-1985);  held the following positions at the Colonial Penn Group, Inc.  (insurance  company):  Corporate
                             Budget Director  (1974-1977),  Assistant Treasurer  (1972-1974)
                             and  Director  of  Corporate   Taxes   (1969-1972);   held  the
                             following  positions at Price  Waterhouse & Company  (financial
                             services   firm):   Tax   Manager   (1967-1969),   Tax   Senior
                             (1965-1967)  and Staff  Accountant  (1963-1965);  United States
                             Marine  Corps  (1957-1959).   Oversees  66  portfolios  in  the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2005           research foundation) (since 2005); Director of ICI Education
Age: 66                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute (trade
                             association) (October 1991-June 2004); Director of ICI Mutual
                             Insurance Company (insurance company) (October 1991-June
                             2004). Oversees 56 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 66    None              Over $100,000
Trustee since 1993           portfolios in the OppenheimerFunds complex.
Age: o 74

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              None
Trustee since 1999           (since 2002) and Member (since 1979) of the National Academy
o      Age: 69             of Sciences; Council on Foreign Relations (since 2002);
o                          Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 56 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              Over $100,000
Trustee since 2004           (since October 1998); and Senior Vice President and General
Age: 65                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 56 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joel W. Motley,              Managing Director of Public Capital Advisors, LLC (privately     Over $100,000     Over $100,000
Trustee since 2002           held financial advisor) (since January 2006).  Director of
Age: 55                      Columbia Equity Financial Corp. (privately-held financial
                             advisor) (since 2002); Managing Director of Carmona Motley,
                             Inc. (privately-held financial advisor) (since January 2002);
                             Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial advisor) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, Member of the Investment
                             Committee of the Episcopal Church of America, Member of the
                             Investment Committee and Board of Human Rights Watch and
                             Member of the Investment Committee of Historic Hudson Valley.
                             Oversees 56 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Russell S. Reynolds, Jr.,    Chairman of RSR Partners (formerly "The Directorship Search      None              Over $100,000
Trustee since 1989           Group, Inc.") (corporate governance consulting and executive
Age: 76                      recruiting) (since 1993); Life Trustee of International House
                             (non-profit educational organization); Former Trustee of The
                             Historical Society of the Town of Greenwich; Former Director
                             of Greenwich Hospital Association. Oversees 56 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director of the following  medical device  companies:  Medintec  None              Over $100,000
Trustee since 2005           (since  1992)  and  Cathco  (since  1996);  Director  of  Lakes
Age: 66                      Environmental     Association     (environmental     protection
                             organization)  (since 1996); Member of the Investment Committee of the Associated  Jewish  Charities of Baltimore (since 1994);
                             Director of Fortis/Hartford  mutual funds (1994-December 2001).
                             Director of C-TASC (a privately  held  bio-statistics  company)
                             (since   May   2007).    Oversees   56    portfolios   in   the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President   of  Wold  Oil   Properties,   Inc.   (oil  and  gas  None              Over $100,000
Trustee since 2005           exploration  and  production   company)   (since  1994);   Vice
Age: 59                      President  of American  Talc  Company,  Inc.  (talc  mining and milling)  (since  1999);  Managing  Member of  Hole-in-the-Wall
                             Ranch  (cattle   ranching)   (since  1979);   Vice   President,
                             Secretary and Treasurer of Wold Trona  Company,  Inc. (soda ash
                             processing  and  production)   (1996  -  2006);   Director  and
                             Chairman of the Denver  Branch of the Federal  Reserve  Bank of
                             Kansas City (1993-1999); and Director of PacifiCorp.  (electric
                             utility)   (1995-1999).   Oversees   56   portfolios   in   the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of
Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr.
Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2006

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of the Manager     None              Over $100,000
Trustee 2001 and            since June 2001; President of the Manager (September 2000-March
President and Principal     2007); President and a director or trustee of other Oppenheimer
Executive Officer since     funds; President and Director of Oppenheimer Acquisition Corp.
2001                        ("OAC") (the Manager's parent holding company) and of
Age: 58                     Oppenheimer Partnership Holdings, Inc. (holding company
                            subsidiary of the Manager) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                            (November 2001-December 2006); Chairman and Director of
                            Shareholder Services, Inc. and of Shareholder Financial
                            Services, Inc. (transfer agent subsidiaries of the Manager)
                            (since July 2001); President and Director of OppenheimerFunds
                            Legacy Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the following
                            investment advisory subsidiaries of the Manager: OFI
                            Institutional Asset Management, Inc., Centennial Asset
                            Management Corporation, Trinity Investment Management
                            Corporation and Tremont Capital Management, Inc. (since
                            November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President
                            (since November 1, 2001) and Director (since July 2001) of
                            Oppenheimer Real Asset Management, Inc.; Executive Vice
                            President of Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of DLB
                            Acquisition Corporation (holding company parent of Babson
                            Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October 3, 2003); Chief Operating Officer of the Manager
                            (September 2000-June 2001). Oversees 103 portfolios in the
                            OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

         The addresses of the officers in the chart below are as follows: for Messrs. Li, Gillespie and Zack and
Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Shanquan Li,                        Vice President of the Manager since November 1998; Vice President of the Fund since
Vice President since 1997 and       1997.  A portfolio manager and officer of 1 portfolio in the OppenheimerFunds complex.
Portfolio Manager since 1997
Age: 53

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer since 2004       Asset Management and Shareholder Services, Inc. (Since March 2004); Vice President of
Age: 57                             OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
                                    Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
                                    Internal Audit of the Manager (1997-February 2004). An officer of 103 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 1999     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 48                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                    OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                    Fund Services Division (March 1995-March 1999). An officer of 103 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen,                     Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer since 2004      Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
Age: 37                             Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2005      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 37                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 103 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2001                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 59                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                    Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 103 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2001      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 42                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 103 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2004      President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 39                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                    Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2004      First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
Age: 43                             President (1998-2000) of Merrill Lynch Investment Management: An officer of 103 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------

       Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended June 30, 2007. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Name and Other Fund Position(s)        Aggregate                               Estimated Annual      Total Compensation From
                                                       Retirement Benefits
                                   Compensation From    Accrued as Part of       Benefits Upon

(as applicable)                       the Fund(1)       Fund Expenses (25)       Retirement(2)      the Fund and Fund Complex

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- ------------------------------------------ ---------------------- --------------------------

                                       Fiscal year ended June 30, 2007                               Year ended December 31,
                                                                                                              2006

--------------------------------- ------------------------------------------ ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Brian F. Wruble(3)                     $1,539(4)              $1,189            $81,942(5) (21)           $241,260 (6)

Chairman of the Board
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Clayton K. Yeutter(7)                   $935(8)              $12,212              $117,498(9)               $173,700

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

David K. Downes(22)
Audit Committee
Chairman and Regulatory &
Oversight Committee Member                $0                   N/A                $45,913(23)             $146,668(24)

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Matthew P. Fink                         $1,335                $1,303              $56,034(10)               $113,472
Governance Committee Member and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Robert G. Galli                         $1,606                $1,989           $574,819(10) (11)          $264,812 (12)
Regulatory & Oversight
Committee Chairman & Governance
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Phillip A. Griffiths                  $1,731(13)              $4,904             $327,278(21)               $150,760
Governance Committee Chairman
and Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Mary F. Miller

Audit Committee Member and

Governance Committee Member           $1,299(14)               $813               $66,814(21)               $106,792

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joel W. Motley                        $1,587(15)              $1,831              $97,539(21)               $150,760
Audit Committee Member and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Kenneth A. Randall(16)                  $1,446              $9,726(17)            $67,138(18)               $134,080

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Russell S. Reynolds, Jr.                $1,317                $3,953              $59,739(18)               $110,120
Audit Committee Member and
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joseph M. Wikler
Audit Committee Member and
Regulatory & Oversight
Committee Member                      $1,257 (19)             $4,144             $159,825(21)                $99,080

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Peter I. Wold
Audit Committee Member and            $1,257 (20)             $3,135             $108,941(21)                $99,080
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------

     1.  "Aggregate  Compensation  From the  Fund"  includes  fees and  deferred compensation, if any.

     2. "Estimated  Annual Benefits Upon Retirement' is based on a straight life payment  election with the assumption  that Trustee will retire at the age of 75 and is eligible  (after 7 years of service) to receive  retirement plan benefits with  respect to certain  Board I Funds.  Although  the Trustees of the Fund and
other Board I Funds are no longer  accruing  benefits,  plan  participants  will receive  previously  accrued benefits as described below under  "Retirement Plan for Trustees." Plan  Participants  have each elected a distribution  method with respect to their benefits under the Plan.

     3. Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.

     4. Includes $1,294 deferred by Mr. Wruble under the "Compensation  Deferral
Plan" described below

     5. Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a  director  or trustee  of 10 other  Oppenheimer  funds that are not Board I
Funds.

     6.  Includes  $135,500  paid to Mr.  Wruble for  serving  as a director  or trustee of 10 other  Oppenheimer funds (at December 31, 2006) that are not Board
I Funds.

     7. Mr. Yeutter  retired as Chairman of the Board of Trustees of the Board I
Funds effective December 31, 2006.

     8. Includes $101 deferred by Mr. Yeutter under the  "Compensation  Deferral
Plan" described below.

     9. Mr.  Yeutter  elected  to  receive a single  life  annuity  based on his benefits as of December 31, 2006

     10.  Elected  to  receive  a  lump-sum  payout in lieu of  Retirement  Plan benefits as of December 31, 2006.

     11. Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10

     other Oppenheimer funds that are not Board I Funds.

     12.  Includes  $135,500  paid to Mr.  Galli for  serving as a  director  or trustee of 10 other  Oppenheimer funds (at December 31, 2006) that are not Board
I Funds.

     13.  Includes  $1,694  deferred by Mr.  Griffiths  under the  "Compensation
Deferral Plan" described below.

     14. Includes $526 deferred by Ms. Miller under the  "Compensation  Deferral
Plan" described below

     15. Includes $325 deferred by Mr. Motley under the  "Compensation  Deferral
Plan" described below.

     16. Mr. Randall retired from the Board I Funds effective June 30, 2007.

     17. Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr.

     Randall.

     18. Mr.  Randall and Mr.  Reynolds have elected to receive  Joint  Survival
Annuity  benefits  payments based on the value of their Retirement Plan benefits as of December 31, 2006.

     19. Includes $629 deferred by Mr. Wikler under the  "Compensation  Deferral
Plan" described below.

     20. Includes $1,028 deferred by Mr. Wold under the  "Compensation  Deferral
Plan" described below

     21. Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.

     22. Mr.  Downes was  appointed as Trustee to the Board I funds on August 1,
2007

     23.  Estimated  benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.

     24. Compensation paid to Mr. Downes for serving as a director or trustee of
10 other Oppenheimer Funds that are not Board I Funds.

     o Retirement Plan for Trustees. The Board I Funds adopted a retirement plan that provides for payments to retired Independent  Trustees.  Payments are up to
80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  The Board has frozen the retirement  plan with respect to new  accruals  as of  December  31,  2006  (the  "Freeze  Date").  Each  Trustee
continuing  to serve on the Board of any of the Board I Funds  after the  Freeze
Date (each  such  Trustee a  "Continuing  Board  Member")  may elect to have his accrued  benefit as of that date (i.e.,  an amount  equivalent  to the actuarial present  value of his benefit under the  retirement  plan as of the Freeze Date)
(i) paid at once or over time, (ii) rolled into the  Compensation  Deferral Plan described  below,  or (iii) in the case of Continuing  Board  Members  having at least 7 years of  service  as of the  Freeze  Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement  plan after  considering  a recent  trend among  corporate  boards of directors to forego retirement plan payments in favor of current compensation.

     o  Compensation  Deferral  Plan.  The  Board  of  Trustees  has  adopted  a
Compensation  Deferral Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of the Trustees' fees under the plan will not materially  affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services  of any Trustee or to pay any  particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred compensation account.

     o Major  Shareholders.  As of October 5, 2007, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     MLPF&S, FBO Sole Benefit of its Customers, Attn: Fund Admin., 4800 Deer
Lake  Drive  E.  Floor  3,  Jacksonville,   Florida   32246-6484,   which  owned
4,890,365.150 Class A shares (13.81% of the Class A shares then outstanding).

     Charles Schwab & Co. Inc.,  Special  Custody  Account for the Exclusive
Benefit of Customers,  Attn: Mutual Funds, 101 Montgomery Street, San Francisco,
CA 94104-4122,  which owned  1,938,020.353  Class A shares (5.47% of the Class A shares then outstanding).

     Citigroup Global Markets Inc.,  Attn.  Cindy Tempesta,  7th Floor, 333 West
34th Street,  New York, NY 10001-2483,  which owned  423,313.697  Class B shares
(9.32% of the Class B shares then outstanding).

     MLPF&S,  For the Sole Benefit of its Customers, Attn: Fund Admin., 4800
Deer Lake  Drive E.  Floor 3,  Jacksonville,  Florida  32246-6484,  which  owned
248,901.738 Class B shares (5.48% of the Class B shares then outstanding).

     MLPF&S, FBO Sole Benefit of its Customers, Attn: Fund Admin., 4800 Deer
Lake  Drive  E.  Floor  3,  Jacksonville,   Florida   32246-6484,   which  owned
1,483,183.159 Class C shares (17.54% of the Class C shares then outstanding).

     Citigroup Global Markets Inc.,  Attn.  Cindy Tempesta,  7th Floor, 333 West
34th Street,  New York, NY 10001-2483,  which owned  937,562.552  Class C shares
(11.08% of the Class C shares then outstanding).

     MLPF&S,  For the Sole Benefit of its Customers, Attn: Fund Admin., 4800
Deer Lake  Drive E.  Floor 3,  Jacksonville,  Florida  32246-6484,  which  owned
125,562.298 Class N shares (12.22% of the Class N shares then outstanding).

     Hartford Life Insurance Co. Tr., Separate Account 401K N Shares, Attn. Curt
Nadeau, P.O. Box 2999, Hartford,  CT 06104-2999,  which owned 58,426.536 Class N shares (5.69% of the Class N shares then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     o Code of Ethics.  The Fund, the Manager and the Distributor have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     o Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy  Voting
Policies and Procedures,  which include Proxy Voting Guidelines, under which the
Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the
Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial  interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's  general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below: o The Fund generally votes with the  recommendation  of the issuer's  management on routine matters,

     including  ratification of the  independent  registered  public  accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The Fund opposes proposals to classify the board of directors.

     o The Fund supports proposals to eliminate cumulative voting.

     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     o The  Investment  Advisory  Agreement.  The  Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business.  The portfolio manager of the Fund is  employed  by the  Manager  and is the person who is  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the  Manager's  Equity  Portfolio  Team provide the  portfolio  managers with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

--------------------------------------- -----------------------------------------------------------------------------

       Fiscal Year ended 6/30:                             Management Fees Paid to OppenheimerFunds, Inc.

--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2005                                                        $2,595,115
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2006                                                        $4,107,795
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

                 2007                                                        $7,259,674

--------------------------------------- -----------------------------------------------------------------------------

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager  is not  liable  for any  loss  the  Fund  sustains  in connection with matters to which the agreement relates.

     The  agreement  permits  the Manager to act as  investment  adviser for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     Portfolio Manager. The Fund's portfolio is managed by Shanquan Li (referred to as the "Portfolio Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

     o Other  Accounts  Managed.  As of June 30, 2007, Mr. Li did not manage any other fund or account.

     At the current time, the Fund's Portfolio Manager does not manage any other fund or account.  However,  he may be responsible  for the management of another fund or account in the future.  Potentially,  at times,  those  responsibilities could  conflict  with the  interests  of the Fund.  That may occur  whether  the investment  objectives  and  strategies  of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the  Portfolio  Manager may need to  allocate  investment  opportunities between  the Fund and  another  fund or account  having  similar  objectives  or strategies,  or he may need to execute  transactions for another fund or account that could have a negative  impact on the value of securities  held by the Fund.
Not all funds and accounts  advised by the Manager have the same management fee.
If the management fee structure of another fund or account is more  advantageous to the Manager  than the fee  structure of the Fund,  the Manager  could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics  recognize the Manager's  fiduciary  obligation to treat all of its clients,  including  the Fund,  fairly and  equitably,  and are designed  to  preclude  the  Portfolio  Manager  from  favoring  one client over another.  It is possible,  of course,  that those compliance  procedures and the
Code of Ethics may not always be  adequate  to do so. At  different  times,  the
Fund's  Portfolio  Manager may manage  other funds or accounts  with  investment objectives and  strategies  similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

     o Compensation of the Portfolio  Managers.  The Fund's Portfolio Manager is
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of June 30,  2007,  the
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The  Lipper  benchmark  with  respect  to the Fund is Lipper - Gold
Orientated  Fund.  Other  factors  include  management  quality  (such  as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio  assets,  although the Fund's investment performance  may  increase  those  assets.  The  compensation  structure is also intended to be internally  equitable and serve to reduce potential  conflicts of interest between the Fund and other funds managed by the Portfolio Manager.  The compensation  structure of the other funds managed by the  Portfolio  Manager is the same as the compensation structure of the Fund, described above.

     o Ownership of Fund  Shares.  As of June 30, 2007,  the  Portfolio  Manager
beneficially owned shares of the Fund as follows:

                  ------------------------------------------------------------------------------------
                               Portfolio Manager                    Range of Shares Beneficially
                                                                         Owned in the Fund
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------
                  Shanquan Li                                            $50,001 - $100,000
                  ------------------------------------------------------------------------------------

     Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated brokers," as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and other applicable rules and procedures described below.

     The   Manager's   portfolio   traders   allocate   brokerage   based   upon
recommendations  from  the  Manager's  portfolio  managers,  together  with  the portfolio  traders'  judgment as to the  execution  capability  of the broker or dealer. In certain  instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions that are available in U.S. markets.  Brokerage  commissions are paid primarily for  transactions  in listed  securities  or for certain  fixed-income agency  transactions  executed in the  secondary  market.  Otherwise,  brokerage commissions  are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction,  the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.

     Other accounts  advised by the Manager have investment  policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect  the  supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer,  the transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal years ended June 30, 2005,  2006 and 2007,  the Fund paid the total brokerage  commissions indicated in the chart below. During the fiscal year ended June 30, 2007, the Fund paid  $1,666,329 in commissions to firms that provide brokerage and research services to the Fund with respect to $802,400,058 of  aggregate  portfolio  transactions.  All such  transactions  were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

------------------------------------------- ---------------------------------------------------------------
         Fiscal Year Ended 6/30,                    Total Brokerage Commissions Paid by the Fund*
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------
                   2005                                              $ 1,734,256
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------
                   2006                                              $ 3,639,805
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2007                                              $ 2,044,508

------------------------------------------- ---------------------------------------------------------------

     * Amounts do not include  spreads or commissions on principal  transactions on a net trade basis.

     Distribution and Service Plans

     The  Distributor.  Under its  General  Distributor's  Agreement  with,  the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing prospectuses,  other than those furnished to existing  shareholders.
The Distributor is not obligated to sell a specific number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

------------------ ----------------------- -----------------------
Fiscal Year         Aggregate Front-End      Class A Front-End
                                               Sales Charges
Ended 6/30:           Sales Charges on          Retained by
                       Class A Shares          Distributor(1)
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------

      2005                629,824                 151,359

------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------

      2006                361,238                 597,290

------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------

      2007               3,273,762                796,756

------------------ ----------------------- -----------------------

     1. Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

------------------ ----------------------- ---------------------- ------------------------ ------------------------
Fiscal Year         Concessions on Class   Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 6/30:         A Shares Advanced by   B Shares Advanced by     Shares Advanced by       Shares Advanced by
                       Distributor(1)         Distributor(1)          Distributor(1)           Distributor(1)
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------
      2005                $11,814                $301,412                $131,403                  $13,566
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------
      2006                $180,187               $832,536                $574,509                  $24,341
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------

      2007                $196,374               $884,035                $587,707                  $27,651

------------------ ----------------------- ---------------------- ------------------------ ------------------------

     1. The Distributor advances concession payments to financial intermediaries for certain  sales of Class A shares and for sales of Class B, Class C and Class
N shares from its own resources at the time of sale.

------------------ ----------------------- ----------------------- ------------------------- -----------------------
Fiscal       Year    Class A Contingent      Class B Contingent       Class C Contingent       Class N Contingent
                       Deferred Sales          Deferred Sales                                    Deferred Sales

Ended 6/30:         Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                        Distributor             Distributor        Retained by Distributor        Distributor

------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------
      2005                 $4,458                 $145,854                 $22,342                  $12,632
------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------
      2006                $29,768                 $219,912                 $55,009                  $17,303
------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------

      2007                $27,344                 $193,408                 $85,503                  $13,039

------------------ ----------------------- ----------------------- ------------------------- -----------------------

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and Class
N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 72 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

     o  Class  A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other  financial  institutions  (referred  to as  "recipients")  for personal  services  and  account  maintenance  services  they  provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares.  The Distributor  makes payments to recipients  periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the  recipients or their customers.

     o The  Distributor  does not  receive or retain the  service fee on Class A
shares  in  accounts  for  which  the   Distributor   has  been  listed  as  the
broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of shares  purchased  prior to March 1,
2007 with respect to certain group retirement plans that were established  prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the
Distributor  paid the 0.25% service fee for  grandfathered  retirement  plans in advance for the first year and retained the first year's service fee paid by the
Fund with respect to those  shares.  After the shares were held for a year,  the
Distributor  paid the ongoing  service fees to recipients  on a periodic  basis.
Such  shares  are  subject to a  contingent  deferred  sales  charge if they are redeemed  within  18  months.  If Class A shares  purchased  in a  grandfathered retirement  plan prior to March 1, 2007 are redeemed within the first year after their  purchase,  the  recipient  of the  service  fees on those  shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007,  the  Distributor  does not make any payment in advance and does not retain the service fee for the first year.  Such shares are not subject to the contingent deferred sales charge.

     For the fiscal  year ended June 30,  2007  payments  under the Class A plan totaled  $1,807,571,  of which $2,625 was retained by the Distributor  under the arrangement described above,  regarding  grandfathered  retirement accounts, and included $40,727 paid to an affiliate of the Distributor's  parent company.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use  payments  received  under  the  Class  A plan  to pay  any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     o Class B, Class C and Class N  Distribution  and Service Plan Fees.  Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  periodically on those shares. The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange do not qualify for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered   broker-dealer.   If  a  current  investor  no  longer  has  another
broker-dealer   of  record  for  an  existing   account,   the   Distributor  is
automatically  designated  as the  broker-dealer  of record,  but solely for the purpose of acting as the  investor's  agent to  purchase  the  shares.  In those cases,  the Distributor  retains the  asset-based  sales charge paid on Class B,
Class C and Class N  shares,  but does not  retain  any  service  fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service  fees  increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The  asset-based  sales charge on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition  that the  Distributor:  o pays sales  concessions to authorized  brokers  and  dealers at the time of sale and pays  service  fees as described above, o may finance payment of sales  concessions  and/or the advance of the service fee payment to  recipients  under the plans,  or may provide such financing  from its own  resources  or from the  resources  of an  affiliate,  o employs  personnel  to  support  distribution  of Class B,  Class C and  Class N shares,  o bears the costs of sales  literature,  advertising  and  prospectuses
(other  than those  furnished  to  current  shareholders)  and state  "blue sky"
registration fees and certain other distribution  expenses, o may not be able to adequately  compensate  dealers  that sell  Class B,  Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such  Classes for sale  absent the plans,  o receives  payments  under the plans consistent  with the service fees and  asset-based  sales  charges paid by other non-proprietary  funds that charge 12b-1 fees, o may use the payments  under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares, o may experience increased difficulty selling the
Fund's  shares  if  payments  under  the  plan  are  discontinued  because  most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     During a calendar year, the Distributor's  actual expenses in selling Class
B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred  sales  charges  collected on redeemed  shares and from the asset-based  sales  charges  paid  to the  Distributor  by the  Fund  under  the distribution  and service plans.  Those excess  expenses are carried over on the
Distributor's  books and may be recouped from asset-based  sales charge payments from the Fund in future years.  However,  the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped  that relate to (i) expenses the  Distributor  has incurred that represent  compensation  and expenses of its sales personnel and (ii) other direct  distribution  costs it has  incurred,  such as sales  literature,  state registration  fees,  advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those  categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those  categories  of expenses  exceed the capped amount,  the Distributor  bears the excess costs. If the Class B, Class C or Class N plan were to be terminated by the Fund,  the Fund's Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the
Distributor for distributing shares prior to the termination of the plan.

---------------------------------------------------------------------------------------------------------------------

              Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 6/30/07

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan             $1,211,566(1)              $975,951                $1,938,307                1.40%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan             $1,743,424(2)              $ 671,100               $2,358,738                1.03%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan              $111,535(3)                $35,630                 $230,426                 0.79%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

     1.  Includes  $6,587  paid  to an  affiliate  of the  Distributor's  parent company.

     2.  Includes  $13,851  paid to an  affiliate  of the  Distributor's  parent company.

     3. Includes $5,377paid to an affiliate of the Distributor's parent company.

     All payments under the plans are subject to the limitations  imposed by the
Conduct  Rules of FINRA on payments  of  asset-based  sales  charges and service fees.

     Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this SAI. They may also receive payments or concessions from the  Distributor,  derived  from sales  charges  paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or  the  Distributor  (including  their  affiliates)  may make  payments  to financial intermediaries in connection with their offering and selling shares of the Fund  and  other  Oppenheimer  funds,  providing  marketing  or  promotional support,  transaction  processing  and/or  administrative  services.  Among  the financial intermediaries that may receive these payments are brokers and dealers
who  sell  and/or  hold  shares  of  the  Fund,   banks  (including  bank  trust
departments),  registered investment advisers,  insurance companies,  retirement plan and qualified tuition program  administrators,  third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.  The payments to intermediaries vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as FINRA.  Payments  are made based on the  guidelines  established  by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's  Prospectus and this SAI. You should ask your financial  intermediary for information  about any payments it receives from the
Fund, the Manager or the  Distributor  and any services it provides,  as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2006,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

                                                           ------------------------------------------------------

  1st Global Capital Co.                                  Advantage Capital Corporation / FSC

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Aegon                                                  Aetna Life Ins & Annuity Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   AG Edwards                                             AIG Financial Advisors

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   AIG Life                                               Allianz Life Insurance Company

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Allstate Life                                          American Enterprise Life Insurance

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   American General Annuity                               American Portfolios

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Ameriprise                                             Ameritas

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Annuity Investors Life                                 Associated Securities

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   AXA Advisors                                           AXA Equitable Life Insurance

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Banc One Securities Corporation                        BNY Investment Center

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Cadaret Grant & Co, Inc.                               Chase Investment Services

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   CitiStreet                                             Citizen's Bank of Rhode Island

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Columbus Life                                          Commonwealth Financial Network

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Edward D Jones & Co.                                   Federal Kemper

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Financial Network (ING)                                GE Financial Assurance

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   GE Life & Annuity                                      Genworth Financial

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   GlenBrook Life and Annuity Co.                         Great West Life

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Hartford Life Insurance Co.                            HD Vest Investment Services

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Hewitt Associates                                      IFMG Securities, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   ING Financial Advisers                                 ING Financial Partners

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Legend Equities Co.                                    Legg Mason Wood Walker

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Lincoln Benefit National Life                          Lincoln Financial

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Mass Mutual                                            McDonald Investments, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Merrill Lynch                                          Minnesota Life

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Mony Life                                              Morgan Stanley Dean Witter

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Multifinancial (ING)                                   Mutual Service Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   National Planning Co.                                  Nationwide

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   NFP                                                    Park Avenue Securities LLC

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   PFS Investments, Inc.                                  Phoenix Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Plan Member Securities                                 Prime Capital Services, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Primevest Financial Services, Inc.                     Protective Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Provident Mutual Life & Annuity                        Prudential

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Raymond James & Associates, Inc.                       RBC Daine Rauscher

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Royal Alliance                                         Securities America, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Security Benefit                                       Security First-Metlife

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Signator Investments                                   Sun Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Sun Trust Securities, Inc.                             Thrivent Financial

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Travelers Life & Annuity Co.                           UBS Financial Services, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Union Central                                          United Planners

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Wachovia                                               Walnut Street Securities (Met Life)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

   Waterstone Financial Group                             Wells Fargo

                                                           ------------------------------------------------------

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

                                                           ------------------------------------------------------

  1st Global Capital Co.                                 A G Edwards

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  ACS HR Solutions                                       ADP

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  AETNA Life Ins & Annuity Co.                           Alliance Benefit Group

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  American Enterprise Investments                        American Express Retirement Service

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  American Funds (Fascorp)                               American United Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Ameriprise                                             Ameritrade, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  AMG Administrative Management Group                    AST (American Stock & Transfer)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  AXA Advisors                                           Baden Retirement

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  BCG - New                                              BCG (Programs for Benefit Plans)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Benetech, Inc.                                         Bisys

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Boston Financial Data Services                         Ceridian

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Charles Schwab & Co, Inc.                              Citigroup Global Markets Inc (SSB)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  CitiStreet                                             City National Investments

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Clark Consulting                                       CPI

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  DA Davidson & Co.                                      Daily Access. Com, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Davenport & Co, LLC                                    David Lerner Associates

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Digital Retirement Solutions                           DR, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Dyatech                                                E*Trade Clearing LLC

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Edgewood                                               Edward D Jones & Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  FBD Consulting                                         Ferris Baker Watts, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Fidelity                                               First Clearing LLC

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  First Southwest Co.                                    First Trust - Datalynx

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  First Trust Corp                                       Franklin Templeton

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Geller Group                                           Great West Life

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  H&R Block Financial Advisors, Inc.                     Hartford Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  HD Vest Investment Services                            Hewitt Associates

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  HSBC Brokerage USA, Inc.                               ICMA - RC Services

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Independent Plan Coordinators                          Ingham Group

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Interactive Retirement Systems                         Invesmart

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  John Hancock                                           JP Morgan

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  July Business Services                                 Kaufman & Goble

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Legend Equities Co.                                    Legg Mason Wood Walker

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Linsco Private Ledger Financial                        MassMutual

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Matrix Settlement & Clearance Services                 McDonald Investments, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Mercer HR Services                                     Merrill Lynch

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Mesirow Financial, Inc.                                MetLife

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  MFS Investment Management                              Mid Atlantic Capital Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Milliman USA                                           Morgan Keegan & Co, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  National City Bank                                     National Deferred Comp

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  National Financial                                     National Investor Services Co.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Nationwide                                             Newport Retirement Services

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Northwest Plan Services                                NY Life Benefits

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Oppenheimer & Co, Inc.                                 Peoples Securities, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Pershing                                               PFPC

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Piper Jaffray & Co.                                    Plan Administrators

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Plan Member Securities                                 Primevest Financial Services, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Principal Life Insurance                               Prudential

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  PSMI Group                                             Quads Trust Company

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Raymond James & Associates, Inc.                       Reliastar

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Robert W Baird & Co.                                   RSM McGladrey

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Scott & Stringfellow, Inc.                             Scottrade, Inc.

                                                           ------------------------------------------------------
                                                           ------------------------------------------------------

  Southwest Securities, Inc.                             Standard Insurance Co

                                                           ------------------------------------------------------

  Stanley, Hunt, Dupree & Rhine                          Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                              Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

     Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model. o The Fund's  performance  returns may not reflect the effect of taxes on dividends  and capital gains  distributions.  o An investment in the
Fund is not insured by the FDIC or any other government  agency. o The principal value of the Fund's  shares,  and total returns are not  guaranteed and normally will fluctuate on a daily basis. o When an investor's shares are redeemed,  they may be worth more or less than their  original  cost.  o Total  returns  for any given past period represent historical performance  information and are not, and should not be considered, a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     o Total Return Information. There are different types of "total returns" to measure  the  Fund's  performance.  Total  return  is the  change  in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year and life-of-class periods, as applicable.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     = Average Annual Total Return
  P

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD l/n - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n  - 1    = Average Annual Total Return (After Taxes on Distributions
  P                 and Redemptions)

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                              The Fund's Total Returns for the Periods Ended 6/30/2007

----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
Class      of      Cumulative Total                              Average Annual Total Returns
                 Returns (10 years or
Shares              life-of-class)
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------

                                                  1-Year                   5-Years                   10-Years
                                                                     (or life of class if      (or life of class if
                                                                            less)                     less)

-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class A(1)       267.36%      289.77%      18.73%       25.97%       25.80%       27.29%       13.90%       14.57%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B(2)       272.75%      272.75%      19.97%       24.97%       26.14%       26.30%       14.06%       14.06%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C(3)       261.79%      261.79%      24.00%       25.00%       26.35%       26.35%       13.72%       13.72%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class N(4)     404.00%(4)   404.00%(4)     24.52%       25.52%       26.92%       26.92%      29.11%(4)    29.11%(4)

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
1.       Inception of Class A:      7/19/83
2.       Inception of Class B:      11/1/95
3.       Inception of Class C:      11/1/95
4.       Inception of Class N:      3/1/01

----------------------------------------------------------------------------------------------------------------

                    Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                                        For the Periods Ended 6/30/2007

----------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------- ------------------------ ----------------------

                                                  1-Year                 5-Years                10-Years
                                                                  (or life of class if    (or life of class if
                                                                          less)                   less)

------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------

After Taxes on Distributions                      14.38%                 23.47%                  12.41%

------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------

After Taxes on Distributions and                  13.03%                 21.57%                  11.49%
Redemption of Fund Shares

------------------------------------------ --------------------- ------------------------ ----------------------

     1. Inception of Class A: 7/19/83

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the  addresses or telephone  numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other  investments,  including other mutual  funds,  or  use  rankings  of its  performance  by  independent  ranking entities. Examples of these performance comparisons are set forth below.

     o Lipper  Rankings.  From time to time the Fund may  publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     o  Morningstar  Ratings.  From time to time the Fund may  publish  the star rating  of the  performance  of its  classes  of  shares  by  Morningstar,  Inc.
("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar rates mutual funds in their specialized  market sector.  The Fund is rated among specialty-precious metals funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     o Performance  Rankings and Comparisons by Other Entities and Publications.
From  time  to time  the  Fund  may  include  in its  advertisements  and  sales literature performance  information about the Fund cited in newspapers and other periodicals  such as The New York Times, The Wall Street Journal,  Barron's,  or
similar publications.  That information may include performance  quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's classes of shares may be compared in  publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

     ABOUT YOUR ACCOUNT

-------------------------------------------------------------------------------------------------------------------
How to Buy Shares
-------------------------------------------------------------------------------------------------------------------

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix A contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of the New York Stock Exchange
(the "NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix A to this SAI  because the  Distributor  or dealer or broker  incurs  little or no selling expenses.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                                 Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                                     Active Allocation Fund
Oppenheimer Baring SMA International Fund                         Equity Investor Fund
Oppenheimer Core Bond Fund                                        Conservative Investor Fund
Oppenheimer California Municipal Fund                             Moderate Investor Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                          Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester National Municipals
Oppenheimer Global Value Fund                                 Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Growth Fund                                       Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Select Value Fund
Oppenheimer International Diversified Fund                    Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund                         Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Small Company Fund                  Oppenheimer SMA Core Bond Fund
Oppenheimer International Value Fund                          Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund                       Oppenheimer Value Fund
Oppenheimer Main Street Fund                                  Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund                      Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
   Oppenheimer Transition 2010 Fund
   Oppenheimer Transition 2015 Fund
   Oppenheimer Transition 2020 Fund
   Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Institutional Money Market Fund                   Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchases  of Class A shares if you purchase  Class A,  Class B or Class C shares  of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your Class A share  purchases  during that period.  Purchases made up to 90 days before the date that you submit a Letter will be included in that determination.
Class A shares of  Oppenheimer  Money Market Fund,  Inc.  and  Oppenheimer  Cash
Reserves  on which you have not paid a sales  charge  and any Class N shares you purchase,  or may have  purchased,  will not be counted  towards  satisfying the purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter  period").  The  Letter  states  the  investor's  intention  to make the aggregate  amount of  purchases  of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent  deferred  sales charge) do not count toward  satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the  Prospectus,  this SAI and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of Oppenheimer funds by OppenheimerFunds  prototype 401(k) plans under a Letter.
If  the  intended   purchase   amount   under  a  Letter   entered  into  by  an
OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter  period,  there will be no adjustment of  concessions  paid to the broker-dealer  or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     o Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge,

     (b) Class B and Class C shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A, Class B or Class C shares  acquired  by exchange of either (1)
Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class
C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     o  Retirement  Plans.  Certain  types of  retirement  plans are entitled to purchase  shares of the Fund without  sales  charges or at reduced  sales charge rates,  as described  in Appendix A to this SAI.  Certain  special  sales charge arrangements  described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce Fenner &
Smith,  Inc.  ("Merrill  Lynch")  or an  independent  record  keeper  that has a contract or special  arrangement  with Merrill  Lynch.  If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement,  the plan had less than $1 million in assets  invested in applicable  investments  (other than assets  invested in money market funds),  then the retirement  plan may purchase only Class C shares of the Oppenheimer  funds.  If, on the date the plan sponsor signed the Merrill  Lynch  record  keeping  service  agreement,  the plan had $1 million  or more in  assets  but less than $5  million  in  assets  invested  in applicable  investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the  Oppenheimer  funds.
If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement,  the plan had $5 million  or more in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant accounts in a retirement  plan.  While such  compensation  may act to reduce the record  keeping  fees  charged by the  retirement  plan's  record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B, Class C or Class N shares may not be  purchased  by a new investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     o Class A Shares  Subject to a Contingent  Deferred  Sales Charge.  Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset  value,  whether or not subject to a contingent  deferred  sales charge as described  in  the  Prospectus,  no  sales  concessions  will  be  paid  to  the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds  are also  offered  as  investment options,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan. Additionally, that concession will not be paid on Class A share  purchases by a retirement  plan that are made with the redemption  proceeds of Class N shares of an  Oppenheimer  fund held by the plan for more than 18 months.

     o Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     o  Availability  of Class N Shares.  In addition to the  description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

     o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

     o  to  all  rollover   contributions   made  to  Individual  401(k)  plans,
Profit-Sharing Plans and Money Purchase Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans,

     o to all trustee-to-trustee IRA transfers,

     o to all 90-24 type 403(b) transfers,

     o to Group  Retirement  Plans (as  defined in Appendix A to this SAI) which have entered into a special

     agreement with the Distributor for that purpose,

     o to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,

     o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

     o to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets,

     o to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase  with  the  redemption  proceeds  of  Class  A  shares  of one or  more
Oppenheimer funds, and

     o to certain  customers of broker-dealers  and financial  advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

     o The sales  concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     o  Allocation  of  Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     o A fund account whose shares were  acquired  after  September  30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
$500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus, Record(k)eeper Pro and

     Pension Alliance Retirement Plan programs;  and o A fund account that falls below the $500  minimum  solely due to market  fluctuations  within the 12-month period preceding the date the fee is deducted.

     o Accounts held in the Portfolio  Builder  Program which is offered through certain broker/dealers to qualifying shareholders.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the  NYSE on each day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that class that are outstanding. The NYSE normally closes at
4:00 p.m.,  Eastern time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual  announcement  (which is subject to change)  states that it will close on
New Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,
Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day.
It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem
shares.   Additionally,   trading   on  many   foreign   stock   exchanges   and
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     o  Securities  Valuation.  The Fund's  Board of  Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Equity  securities  traded on a U.S.  securities  exchange  are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded,  as determined by a pricing service  approved by the Board of  Trustees  or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal  exchange on the valuation  date. If the put, call or future is not  traded on an  exchange,  it shall be valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

     How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C, and  Class N  shares.  The Fund  may  amend,  suspend  or  cease  offering  this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate net asset value of those shares is less than $200or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

     (1) state the reason for the distribution;

     (2) state the owner's  awareness of tax  penalties if the  distribution  is premature; and

     (3) conform to the requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred sales charge is waived as described in Appendix A to this SAI).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     o Automatic  Exchange Plans.  Shareholders can authorize the Transfer Agent to  automatically  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds that offer the  exchange privilege  on a  monthly,  quarterly,  semi-annual  or  annual  basis  under  an
Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund  account is $50.  Instructions  should be provided on the  OppenheimerFunds application  or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this SAI.

     o Automatic  Withdrawal Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

     How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer AMT-Free Municipals                              Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer International Value Fund                         Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Money Market Fund, Inc.                          Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund                        Oppenheimer Senior Floating Rate Fund
     Oppenheimer Principal Protected Main Street Fund II          Rochester Fund Municipals
     Oppenheimer Pennsylvania Municipal Fund

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                        Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Balanced Fund                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer California Municipal Fund                       Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Capital Income Fund                              Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer Cash Reserves                                    Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer Convertible Securities Fund                      Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Dividend Growth Fund                             Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Equity Income Fund, Inc.                         Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Oppenheimer  Institutional Money Market Fund only offers Class E, Class L and Class P shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available only by exchange from

     the  same   class  of  shares  of  other   Oppenheimer   funds  or  through
OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of certain money market funds offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of  Oppenheimer  funds  offered  with a sales  charge upon payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B, Class C and Class N shares of  Oppenheimer  Developing
Markets Fund may be acquired by exchange only with a minimum initial  investment of $50,000. An existing  shareholder of that fund may make additional  exchanges into that fund with as little as $50.

     o Shares of  Oppenheimer  International  Small Company Fund may be acquired only by  existing  shareholders  of that fund.  Existing  shareholders  may make exchanges into the fund with as little as $50.

     o In most cases,  shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that Fund.

     o Global Value Fund only offers Class Y shares,  which may be acquired only by  participants in certain group  retirement  plans that have an agreement with the Distributor.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     o How Exchanges  Affect  Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     o Telephone  Exchange  Requests.  When  exchanging  shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     o Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Fund, the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

     Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares  are  expected  to be lower  than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and
Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisors with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

     o Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     o Excise Tax on Regulated Investment Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     o  Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains).

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     o Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     o Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  into which you may  exchange shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

     Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Brown  Brothers  Harriman & Co. is the custodian of the
Fund's  assets.  The  custodian's   responsibilities  include  safeguarding  and
controlling  the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's  cash  balances  with the custodian in excess of $100,000 are not protected by federal deposit  insurance.
Those uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent  registered  public accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER GOLD & SPECIAL MINERALS FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Gold & Special Minerals Fund, including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Gold & Special Minerals Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
August 10, 2007

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
ENERGY--6.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Scorpion Offshore Ltd. 1                               410,000   $    5,234,903
--------------------------------------------------------------------------------
OIL & GAS--5.8%
Antrim Energy, Inc. 1                                  700,000        4,448,721
--------------------------------------------------------------------------------
Australian Worldwide
Exploration Ltd. 1                                   2,000,000        6,139,815
--------------------------------------------------------------------------------
Cameco Corp.                                           295,100       14,973,374
--------------------------------------------------------------------------------
Edge Petroleum Corp. 1                                 310,000        4,343,100
--------------------------------------------------------------------------------
Pacific Stratus
Energy Ltd. 1                                          862,000       11,644,384
--------------------------------------------------------------------------------
Petrolifera
Petroleum Ltd. 1                                       130,000        2,079,512
--------------------------------------------------------------------------------
Straits Resources Ltd.                               1,950,000        7,563,207
--------------------------------------------------------------------------------
SXR Uranium
One, Inc. 1                                            120,000        1,528,655
--------------------------------------------------------------------------------
Uranium One, Inc. 1                                  1,787,255       22,767,473
--------------------------------------------------------------------------------
US BioEnergy Corp. 1                                   510,020        5,793,827
                                                                 ---------------
                                                                      81,282,068

--------------------------------------------------------------------------------
MATERIALS--92.9%
--------------------------------------------------------------------------------
CHEMICALS--0.1%
Jiutian Chemical
Group Ltd.                                           1,100,000        1,746,203
--------------------------------------------------------------------------------
METALS & MINING--92.8%
Aditya Birla
Minerals Ltd. 1                                      3,600,000        8,627,175
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd. 2                                         1,292,100       47,161,650
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd. 2                                           148,000        5,379,545
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                  2,236,800       11,548,838
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                    230,000       37,629,236
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored ADR                                    540,000       20,422,800
--------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                    793,200       12,658,437
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                 916,541       28,573,489
--------------------------------------------------------------------------------
Arcelor Brasil SA                                      432,000       12,068,678
--------------------------------------------------------------------------------
Arcelor Mittal, Cl. A                                  300,000       18,720,000
--------------------------------------------------------------------------------
Aurelian
Resources, Inc. 1                                      310,000        7,525,557

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Aurizon Mines Ltd. 1                                 1,340,000   $    4,415,302
--------------------------------------------------------------------------------
Avocet Mining plc 1                                  1,050,000        2,946,654
--------------------------------------------------------------------------------
Barrick Gold Corp.                                   1,596,815       46,419,412
--------------------------------------------------------------------------------
BHP Billiton Ltd.,
Sponsored ADR                                          862,800       51,552,300
--------------------------------------------------------------------------------
Centamin Egypt Ltd. 1                                1,000,000          963,894
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                1,461,400       14,473,382
Central African Mining
& Exploration Co. plc 1                              2,900,000        3,807,865
--------------------------------------------------------------------------------
China Molybdenum
Co. Ltd. 1                                           3,800,000        7,338,347
--------------------------------------------------------------------------------
Companhia de Minas
Buenaventura SA,
Sponsored ADR                                          735,900       27,566,814
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR                                        1,239,700       55,228,635
--------------------------------------------------------------------------------
Consolidated
Minerals Ltd.                                        1,194,018        3,159,069
--------------------------------------------------------------------------------
Crew Gold Corp. 1                                    1,254,900        2,462,090
--------------------------------------------------------------------------------
Crystallex International Corp. 1                     2,000,000        8,448,721
--------------------------------------------------------------------------------
Denison Mines Corp. 1                                1,380,000       16,517,249
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1,3                              4,026,000       23,583,422
--------------------------------------------------------------------------------
FerroChina Ltd.                                      6,285,000        9,073,885
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                          364,400       31,095,011
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                                  900,000       74,538,000
--------------------------------------------------------------------------------
Gabriel Resources Ltd. 1                               640,000        2,865,806
--------------------------------------------------------------------------------
Gammon Gold, Inc. 1                                  1,582,500       19,936,306
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR                                        1,615,400       25,361,780
--------------------------------------------------------------------------------
Goldcorp, Inc.                                       2,273,068       53,848,981
--------------------------------------------------------------------------------
Golden Star
Resources Ltd. 1                                     4,795,000       17,789,450
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR 1                                      1,152,000       16,439,040
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1                                         4,500,000       12,250,645
--------------------------------------------------------------------------------
IAMGOLD Corp.                                        3,002,300       22,997,618

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Impala Platinum
Holdings Ltd.                                        1,477,352   $   44,788,951
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                 1,313,100       18,698,544
--------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                                 5,006,166        6,090,484
--------------------------------------------------------------------------------
Jaguar Mining, Inc. 1                                  659,500        4,562,793
--------------------------------------------------------------------------------
JSC Mining &
Metallurgical Co.
Norilsk Nickel, ADR                                    136,000       29,831,991
--------------------------------------------------------------------------------
Kinross Gold Corp. 1,2                               2,558,890       29,887,835
--------------------------------------------------------------------------------
Kinross Gold Corp. 1,2                                 800,460        9,310,208
--------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                    9,394,667       24,043,353
--------------------------------------------------------------------------------
Lonmin plc                                             600,000       48,056,525
--------------------------------------------------------------------------------
Merafe Resources Ltd. 1                             10,901,776        2,965,874
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                  407,600       11,241,608
--------------------------------------------------------------------------------
Metallica
Resources, Inc. 1                                    2,629,200       12,143,313
--------------------------------------------------------------------------------
Metorex Ltd. 1                                       1,700,000        5,934,142
--------------------------------------------------------------------------------
Mincor Resources NL                                  2,700,000       10,654,880
--------------------------------------------------------------------------------
Minefinders
Corp. Ltd. 1                                           260,000        3,009,434
--------------------------------------------------------------------------------
MMX Mineracao e
Metalicos SA 1                                          37,500       19,828,927
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                 1,048,800       20,226,246
--------------------------------------------------------------------------------
Newmont Mining
Corp. (Holding Co.)                                    490,105       19,143,501
--------------------------------------------------------------------------------
NovaGold
Resources, Inc. 1                                      765,700       11,508,471
--------------------------------------------------------------------------------
Pan American
Silver Corp. 1                                         818,541       21,552,185
--------------------------------------------------------------------------------
Pan Australian
Resources Ltd. 1                                    11,395,455        5,989,879
--------------------------------------------------------------------------------
Perilya Ltd.                                         2,000,000        7,352,613
--------------------------------------------------------------------------------
PolyMet Mining Corp. 1                                 264,200          967,266
--------------------------------------------------------------------------------
Randgold
Resources Ltd., ADR                                  1,220,000       27,071,800
--------------------------------------------------------------------------------
Rio Narcea Gold
Mines Ltd. 1                                         1,726,900        8,754,058

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Sally Malay
Mining Ltd. 1                                        4,036,492   $   14,067,698
--------------------------------------------------------------------------------
Scarborough
Minerals plc 1                                       2,066,115        2,925,039
--------------------------------------------------------------------------------
Silvercorp Metals, Inc. 1                              620,000       10,505,515
--------------------------------------------------------------------------------
Sino Gold Ltd. 1                                     2,100,000        9,946,959
--------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                    726,732        2,688,908
--------------------------------------------------------------------------------
Ternium SA,
Sponsored ADR                                          220,000        6,663,800
--------------------------------------------------------------------------------
Thompson Creek
Metals Co. 1                                         1,920,000       28,748,181
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                    4,429,000       49,185,703
--------------------------------------------------------------------------------
Zhaojin Mining
Industry Co. Ltd.                                    2,400,000        4,579,497
                                                                 ---------------
                                                                   1,298,321,264
                                                                 ---------------

Total Common Stocks
(Cost $1,061,734,161)                                             1,386,584,438

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Nevsun Resources Ltd.
Wts., Exp. 12/19/08 1
(Cost $117,814)                                         70,000            3,047

                                                        SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.28% 3,4
(Cost $11,900,939)                                  11,900,939       11,900,939

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,073,752,914)                                     99.9%   1,398,488,424
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.1        1,360,384
                                                --------------------------------
NET ASSETS                                               100.0%  $1,399,848,808
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES         GROSS           GROSS            SHARES
                                                   JUNE 30, 2006     ADDITIONS      REDUCTIONS     JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------

Eldorado Gold Corp.                                    3,926,000       100,000              --         4,026,000
Metallica Resources, Inc. a                            1,559,600     1,069,600              --         2,629,200
Oppenheimer Institutional Money
Market Fund, Cl.E                                             --   319,608,682     307,707,743        11,900,939

                                                                                         VALUE          DIVIDEND
                                                                                    SEE NOTE 1            INCOME
-----------------------------------------------------------------------------------------------------------------

Eldorado Gold Corp.                                                              $  23,583,422        $       --
Metallica Resources, Inc. a                                                                 -- b              --
Oppenheimer Institutional Money Market Fund, Cl. E                                  11,900,939           327,188
                                                                                 --------------------------------
                                                                                 $  35,484,361        $  327,188
                                                                                 ================================

a. No longer an affiliate as of June 30, 2007.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Rate shown is the 7-day yield as of June 30, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                      VALUE           PERCENT
-----------------------------------------------------------------------------------------------------------------

Canada                                                                          $  641,586,610              45.9%
South Africa                                                                       153,541,823              11.0
Australia                                                                          152,334,219              10.9
United States                                                                      120,954,270               8.6
United Kingdom                                                                      87,568,074               6.3
Brazil                                                                              87,126,240               6.2
Bermuda                                                                             28,573,489               2.0
Peru                                                                                27,566,814               2.0
Jersey, Channel Islands                                                             27,071,800               1.9
Papua New Guinea                                                                    24,043,353               1.7
The Netherlands                                                                     18,720,000               1.3
China                                                                               11,917,844               0.9
Singapore                                                                           10,820,088               0.8
Luxembourg                                                                           6,663,800               0.5
                                                                                ---------------------------------
Total                                                                           $1,398,488,424             100.0%
                                                                                =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,046,051,332)                                               $ 1,363,004,063
Affiliated companies (cost $27,701,582)                                                         35,484,361
                                                                                           ----------------
                                                                                             1,398,488,424
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               278,952
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                              146,571
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                20,830,572
Shares of beneficial interest sold                                                               6,791,806
Dividends                                                                                          592,682
Other                                                                                               37,160
                                                                                           ----------------
Total assets                                                                                 1,427,166,167

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $2,101,397)                                              2,101,391
-----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                2,176
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           21,575,919
Shares of beneficial interest redeemed                                                           2,378,402
Distribution and service plan fees                                                                 822,526
Transfer and shareholder servicing agent fees                                                      165,257
Trustees' compensation                                                                             111,360
Shareholder communications                                                                          92,477
Other                                                                                               67,851
                                                                                           ----------------
Total liabilities                                                                               27,317,359

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 1,399,848,808
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $ 1,035,142,372
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (7,994,113)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  47,979,551
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              324,720,998
                                                                                           ----------------
NET ASSETS                                                                                 $ 1,399,848,808
                                                                                           ================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,003,705,062
and 31,556,508 shares of beneficial interest outstanding)                                            $ 31.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $ 33.75
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,568,248 and
4,551,791 shares of beneficial interest outstanding) $ 30.44
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $228,512,745 and
7,514,692 shares of beneficial interest outstanding) $ 30.41
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,062,753 and
931,953 shares of beneficial interest outstanding) $ 31.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $424,184)                   $    8,526,029
Affiliated companies                                                                           327,188
-------------------------------------------------------------------------------------------------------
Interest                                                                                       148,145
-------------------------------------------------------------------------------------------------------
Other income                                                                                     7,758
                                                                                        ---------------
Total investment income                                                                      9,009,120

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              7,259,674
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                      1,807,571
Class B                                                                                      1,211,566
Class C                                                                                      1,743,424
Class N                                                                                        111,535
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                      1,075,683
Class B                                                                                        205,706
Class C                                                                                        266,686
Class N                                                                                         44,693
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                        108,775
Class B                                                                                         29,797
Class C                                                                                         28,157
Class N                                                                                          2,700
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          68,731
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     49,570
-------------------------------------------------------------------------------------------------------
Other                                                                                          164,429
                                                                                        ---------------
Total expenses                                                                              14,178,697
Less waivers and reimbursements of expenses                                                     (6,229)
                                                                                        ---------------
Net expenses                                                                                14,172,468

-------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                         (5,163,348)

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments (net of foreign capital gains tax of $27,676) (including premiums on
options exercised)                                                                      $   57,631,294
Closing and expiration of option contracts written                                           1,261,890
Foreign currency transactions                                                                9,314,694
                                                                                        ---------------
Net realized gain                                                                           68,207,878
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $49,693)                                  149,841,069
Translation of assets and liabilities denominated in foreign currencies                     23,867,284
Option contracts written                                                                    (1,184,389)
                                                                                        ---------------
Net change in unrealized appreciation                                                      172,523,964

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $  235,568,494
                                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                           2007              2006
-----------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment loss                                                $    (5,163,348)    $  (2,845,634)
-----------------------------------------------------------------------------------------------------
Net realized gain                                                       68,207,878       153,682,142
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  172,523,964       109,530,035
                                                                   ----------------------------------
Net increase in net assets resulting from operations                   235,568,494       260,366,543

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (3,459,581)               --
Class B                                                                         --                --
Class C                                                                         --                --
Class N                                                                    (56,341)               --
                                                                   ----------------------------------
                                                                        (3,515,922)               --
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                (93,003,541)      (17,051,795)
Class B                                                                (16,788,759)       (3,790,726)
Class C                                                                (22,947,025)       (4,190,420)
Class N                                                                 (2,835,580)         (454,501)
                                                                   ----------------------------------

(135,574,905) (25,487,442)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                350,176,674       191,185,409
Class B                                                                 24,302,425         9,050,590
Class C                                                                 76,262,867        43,980,898
Class N                                                                  8,950,258         8,166,569
                                                                   ----------------------------------
                                                                       459,692,224       252,383,466

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                         556,169,891       487,262,567
-----------------------------------------------------------------------------------------------------
Beginning of period                                                    843,678,917       356,416,350
                                                                   ----------------------------------
End of period (including accumulated net investment loss of
$7,994,113 and $991,370, respectively)                             $ 1,399,848,808     $ 843,678,917
                                                                   ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JUNE 30,                                2007            2006          2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     29.15       $   18.27     $   16.89       $   13.79       $   13.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.08) 1         (.06) 1       (.03) 1         (.07) 1          .07
Net realized and unrealized gain                               7.22           12.12          2.79            4.37 1           .50
                                                        ----------------------------------------------------------------------------
Total from investment operations                               7.14           12.06          2.76            4.30             .57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.16)             --          (.43)           (.75)           (.15)
Distributions from net realized gain                          (4.32)          (1.18)         (.95)           (.45)             --
                                                        ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (4.48)          (1.18)        (1.38)          (1.20)           (.15)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $     31.81       $   29.15     $   18.27       $   16.89       $   13.79
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            25.97%          68.01%        16.49%          29.93%           4.35% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 1,003,705       $ 582,745     $ 232,702       $ 206,696       $ 131,183
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   752,592       $ 390,347     $ 232,401       $ 195,859       $ 128,266
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                  (0.26)%         (0.26)%       (0.18)%         (0.40)%          0.46%
Total expenses                                                 1.10% 5,6       1.18% 7       1.26% 7,8       1.27% 7,8       1.40% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          46%            152%           81%            108%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.10%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JUNE 30,                                         2007          2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   28.13     $   17.80     $  16.48     $  13.50     $  13.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                     (.30) 1       (.25) 1      (.17) 1      (.21) 1      (.01)
Net realized and unrealized gain                                        6.93         11.76         2.71         4.28 1        .47
                                                                   -----------------------------------------------------------------
Total from investment operations                                        6.63         11.51         2.54         4.07          .46
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --            --         (.27)        (.64)        (.06)
Distributions from net realized gain                                   (4.32)        (1.18)        (.95)        (.45)          --
                                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (4.32)        (1.18)       (1.22)       (1.09)        (.06)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $   30.44     $   28.13     $  17.80     $  16.48     $  13.50
                                                                   =================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     24.97%        66.67%       15.56%       28.91%        3.57% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 138,568     $ 104,543     $ 60,391     $ 56,502     $ 41,426
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 121,560     $  81,043     $ 60,427     $ 57,639     $ 38,243
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                    (1.05)%       (1.06)%      (0.96)%      (1.19)%      (0.34)%
Total expenses                                                          1.90% 5       2.00%        2.04%        2.06%        2.18%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                      1.90%         1.99%        2.04%        2.06%        2.18%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   46%          152%          81%         108%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.90%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED JUNE 30,                                         2007          2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   28.10     $   17.77     $  16.47     $  13.51     $  13.11
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                            (.30) 1       (.24) 1      (.16) 1      (.20) 1       .09
Net realized and unrealized gain                                        6.93         11.75         2.71         4.27 1        .38
                                                                   -----------------------------------------------------------------
Total from investment operations                                        6.63         11.51         2.55         4.07          .47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --            --         (.30)        (.66)        (.07)
Distributions from net realized gain                                   (4.32)        (1.18)        (.95)        (.45)          --
                                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (4.32)        (1.18)       (1.25)       (1.11)        (.07)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $   30.41     $   28.10     $  17.77     $  16.47     $  13.51
                                                                   =================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     25.00%        66.79%       15.64%       28.90%        3.63% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 228,513     $ 138,279     $ 57,431     $ 47,810     $ 25,899
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 174,909     $  92,491     $ 55,077     $ 44,168     $ 21,672
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                    (1.03)%       (1.00)%      (0.91)%      (1.11)%      (0.26)%
Total expenses                                                          1.87% 5       1.92%        1.99%        1.99%        2.13%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                      1.87%         1.91%        1.99%        1.99%        2.13%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   46%          152%          81%         108%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.87%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JUNE 30,                                             2007         2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  28.68     $  18.03     $ 16.69     $ 13.68     $ 13.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                (.17) 1      (.13) 1     (.09) 1     (.13) 1      .01
Net realized and unrealized gain                                            7.08        11.96        2.75        4.33 1       .53
                                                                        ------------------------------------------------------------
Total from investment operations                                            6.91        11.83        2.66        4.20         .54
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.09)          --        (.37)       (.74)       (.17)
Distributions from net realized gain                                       (4.32)       (1.18)       (.95)       (.45)         --
                                                                        ------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                            (4.41)       (1.18)      (1.32)      (1.19)       (.17)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  31.18     $  28.68     $ 18.03     $ 16.69     $ 13.68
                                                                        ============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                         25.52%       67.62%      16.11%      29.40%       4.17% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $ 29,063     $ 18,112     $ 5,893     $ 3,781     $ 1,419
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 22,412     $ 10,956     $ 4,816     $ 2,857     $   775
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                               (0.57)%      (0.53)%     (0.51)%     (0.71)%      0.13%
Total expenses                                                              1.41% 5      1.44%       1.57%       1.62%       1.80%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                          1.41%        1.44%       1.57%       1.62%       1.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       46%         152%         81%        108%        134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.41%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc.
(the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                    APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $31,041,474        $21,524,551             $1,103,422         $313,349,035

1. The Fund had $918,829 of post-October passive foreign investment company losses which were deferred.

2. The Fund had $184,593 of straddle losses which were deferred.

3. During the fiscal year ended June 30, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2007. Net assets of the
Fund were unaffected by the reclassifications.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                           REDUCTION TO        REDUCTION TO
                                            ACCUMULATED     ACCUMULATED NET
      INCREASE TO                        NET INVESTMENT       REALIZED GAIN
      PAID-IN CAPITAL                              LOSS    ON INVESTMENTS 5
      ---------------------------------------------------------------------
      $7,089,473                             $1,676,527          $8,766,000

5. $7,089,473, including $3,556,096 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2007 and
June 30, 2006 was as follows:

                                             YEAR ENDED          YEAR ENDED
                                          JUNE 30, 2007       JUNE 30, 2006
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                      $ 85,971,732         $ 7,558,731
      Long-term capital gain                 53,119,095          17,928,711
                                           --------------------------------
      Total                                $139,090,827         $25,487,442
                                           ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities           $1,084,980,483
      Federal tax cost of other investments        20,646,943
                                               --------------
      Total federal tax cost                   $1,105,627,426
                                               ==============

      Gross unrealized appreciation            $  332,730,852
      Gross unrealized depreciation               (19,381,817)
                                               --------------
      Net unrealized appreciation              $  313,349,035
                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended June 30, 2007, the Fund's projected benefit obligations were increased by $47,572 and payments of $13,891 were made to retired trustees, resulting in an accumulated liability of $74,661 as of June 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         YEAR ENDED JUNE 30, 2007        YEAR ENDED JUNE 30, 2006
                                           SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------

CLASS A
Sold                                   17,206,855   $ 522,171,577      13,414,677   $ 351,057,670
Dividends and/or
distributions reinvested                2,669,262      77,542,028         618,117      13,734,551
Redeemed                               (8,309,155)   (249,536,931) 1   (6,782,414)   (173,606,812) 2
                                       -------------------------------------------------------------
Net increase                           11,566,962   $ 350,176,674       7,250,380   $ 191,185,409
                                       =============================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                                    1,581,500   $  46,083,821       1,729,947   $  43,725,086
Dividends and/or
distributions reinvested                  513,925      14,353,941         150,696       3,245,985
Redeemed                               (1,259,415)    (36,135,337) 1   (1,557,861)    (37,920,481) 2
                                       -------------------------------------------------------------
Net increase                              836,010   $  24,302,425         322,782   $   9,050,590
                                       =============================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                                    3,750,677   $ 109,475,959       3,076,126   $  78,603,831
Dividends and/or
distributions reinvested                  654,053      18,241,541         154,738       3,328,406
Redeemed                               (1,810,550)    (51,454,633) 1   (1,542,771)    (37,951,339) 2
                                       -------------------------------------------------------------
Net increase                            2,594,180   $  76,262,867       1,688,093   $  43,980,898
                                       =============================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                      665,013   $  19,730,319         543,490   $  14,112,324
Dividends and/or
distributions reinvested                   88,031       2,511,536          17,896         391,736
Redeemed                                 (452,688)    (13,291,597) 1     (256,590)     (6,337,491) 2
                                       -------------------------------------------------------------
Net increase                              300,356   $   8,950,258         304,796   $   8,166,569
                                       =============================================================

1. Net of redemption fees of $54,731, $8,840, $12,720 and $1,630 for Class A,
Class B, Class C and Class N, respectively.

2. Net of redemption fees of $62,895, $13,058, $14,903 and $1,765 for Class A,
Class B. Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended June 30,
2007, were as follows:

                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities               $810,702,062   $496,109,609

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                          FEE SCHEDULE
                          -----------------------------
                          Up to $200 million      0.75%
                          Next $200 million       0.72
                          Next $200 million       0.69
                          Next $200 million       0.66
                          Over $800 million       0.60

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended June 30, 2007, the Fund paid
$1,564,366 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at June 30,
2007 for Class B, Class C and Class N shares were $1,938,307, $2,358,738 and
$230,426, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------

June 30, 2007        $796,756         $27,344        $193,408         $85,503         $13,039

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended June 30, 2007, the Manager waived $6,229 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                                    CONTRACT      VALUATION
                                                    EXPIRATION        AMOUNT          AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                                     DATES        (000S)  JUNE 30, 2007  APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------

CONTRACTS TO PURCHASE
Australian Dollar (AUD)                                 7/2/07       729 AUD  $     618,057     $   7,331       $    --
British Pound Sterling (GBP)                            7/2/07     1,587 GBP      3,186,753        16,228            --
Canadian Dollar (CAD)                                   7/3/07       630 CAD        591,455            --         2,176
South African Rand (ZAR)                         7/2/07-7/3/07    58,022 ZAR      8,206,631       123,012            --
                                                                                                ------------------------
Total unrealized appreciation and depreciation                                                  $ 146,571       $ 2,176
                                                                                                ========================

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted
in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued

Written option activity for the year ended June 30, 2007 was as follows:

                                        CALL OPTIONS               PUT OPTIONS
                            ------------------------   ------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
-------------------------------------------------------------------------------
Options outstanding as of
June 30, 2006                   6,000   $    559,602      11,300   $ 1,105,787
Options written                    --             --          --            --
Options closed or expired      (6,000)      (559,602)     (7,535)     (756,788)
Options exercised                  --             --      (3,765)     (348,999)
                            ---------------------------------------------------
Options outstanding as of
June 30, 2007                      --   $         --          --   $        --
                            ===================================================

-------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The
Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                Appendix A

              OppenheimerFunds Special Sales Charge Arrangements
                               and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(4)

     4) Group Retirement Plans(5)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
Cases
-----------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(6)

     This waiver provision applies to:

     o Purchases of Class A shares aggregating $1 million or more.

     o Purchases of Class A shares, prior to March 1, 2007, by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge prior to March 1, 2001.  That included  plans
(other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought  shares  costing
$500,000 or more, 2) had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more,  or 3)  certified  to the  Distributor that it projects to have annual plan purchases of $200,000 or more.

     o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     o  Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

     II. Waivers of Class A Sales Charges of Oppenheimer Funds

-----------------------------------------------------

     o A. Waivers of Initial and  Contingent  Deferred Sales Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     o The Manager or its affiliates.

     o Present or former officers,  directors, trustees and employees (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     o  Registered  management  investment  companies,  or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     o Dealers or brokers that have a sales agreement with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     o Employees and registered  representatives  (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     o Dealers,  brokers,  banks or  registered  investment  advisors  that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     o  Investment  advisors  and  financial  planners  who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     o "Rabbi  trusts" that buy shares for their own accounts,  if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o Clients of investment  advisors or financial  planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     o Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     o  Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the investment  adviser (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     o A unit  investment  trust that has entered into an appropriate  agreement with the Distributor.

     o Dealers,  brokers,  banks,  or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     o Retirement Plans and deferred  compensation plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for  Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     o A qualified  Retirement  Plan that had agreed  with the former  Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     o Effective March 1, 2007, purchases of Class A shares by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge prior to March 1, 2001.  That included  plans
(other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought  shares  costing
$500,000 or more, 2) had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more,  or 3)  certified  to the  Distributor that it projects to have annual plan purchases of $200,000 or more.

o      Effective October 1, 2005, taxable accounts
              established with the proceeds of
              Required Minimum Distributions from
              Retirement Plans.

     o B. Waivers of the Class A Initial and  Contingent  Deferred Sales Charges
in Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     o  Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     o Shares purchased by the reinvestment of dividends or other  distributions reinvested from the Fund or other  Oppenheimer  funds or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.

     o  Shares  purchased  by  certain  Retirement  Plans  that  are  part  of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     o Shares  purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     o Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     o Retirement Plans that have $5 million or more in plan assets.

     o Retirement  Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     o C.  Waivers of the Class A Contingent  Deferred  Sales Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     o To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.

     o  Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     o For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

     o For distributions  from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     o For  distributions  from retirement  plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     o At the sole discretion of the Distributor,  the contingent deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds

---------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     o A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     o Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     o The contingent  deferred sales charges are generally not waived following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).

     o  Distributions  from accounts for which the  broker-dealer  of record has entered into a special agreement with the Distributor allowing this waiver.

     o At the sole discretion of the Distributor,  the contingent deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     o Redemptions of Class B shares held by Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     o Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     o  Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     o  Distributions(9)  from Retirement  Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements

     11)  Distributions  mOfferingcPrice  of a plan  termination or "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     o  Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     o B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     o Shares sold to the Manager or its affiliates.

     o Shares sold to  registered  management  investment  companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     o Shares issued in plans of reorganization to which the Fund is a party.

     o Shares  sold to  present  or  former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

-------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

     Oppenheimer Rising Dividends Fund, Inc.
     Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred
to in this Appendix as the "Former Quest for Value
Funds."  The waivers of initial and contingent
deferred sales charges described in this Appendix
apply to shares of an Oppenheimer fund that are
either:

o      acquired by such shareholder pursuant to an
              exchange of shares of an Oppenheimer
              fund that was one of the Former Quest
              for Value Funds, or

o      purchased by such shareholder by exchange
              of shares of another Oppenheimer fund
              that were acquired pursuant to the
              merger of any of the Former Quest for
              Value Funds into that other
              Oppenheimer fund on November 24, 1995.

o      A.   Reductions or Waivers of Class A Sales
Charges.

(1)      Reduced Class A Initial Sales Charge Rates
              for Certain Former Quest for Value
              Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

                                 ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees or  Initial Sales Charge         Initial Sales Charge as %         Concession as %
Members                          as a % of Offering Price     of Net Amount Invested            of Offering Price
                                 ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     (2)  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     (3)  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

     o B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     (4) Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:

     o withdrawals under an automatic  withdrawal plan holding only either Class
B or Class C shares if the annual  withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     (5) Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);

     o withdrawals  under an automatic  withdrawal plan (but only for Class B or
Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts, Inc.

--------------------------------------------------------------------------------------------------------------

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and

     are  modified  as  described  below for those  Fund  shareholders  who were shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

     o A. Prior Class A CDSC and Class A Sales Charge Waivers.

     (6) Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

     Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Fund's  policies  on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general  distributor of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     (7) Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

     o B. Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

VI.      Special Reduced Sales Charge for Former Shareholders of Advance     America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
Convertible Securities Fund

-------------------------------------------------------------------------------------------------------------------

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

     o the Manager and its affiliates,

     o present or former officers,  directors, trustees and employees (and their
"immediate   families"  as  defined  in  the  Fund's   Statement  of  Additional
Information) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them or the  prior  investment  adviser  of the Fund  for  their employees,

     o  registered  management  investment  companies  or  separate  accounts of insurance  companies  that had an  agreement  with the Fund's  prior  investment adviser or distributor for that purpose,

     o dealers or brokers that have a sales agreement with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     o employees and registered  representatives  (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     o dealers, brokers, or registered investment advisors that had entered into an  agreement  with  the  Distributor  or the  prior  distributor  of  the  Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment products made available to their clients, and

     o dealers,  brokers or registered investment advisors that had entered into an agreement with the  Distributor or prior  distributor of the Fund's shares to sell  shares to defined  contribution  employee  retirement  plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Gold & Special Minerals Fund

Internet Website
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109-3661

Independent Registered Public Accounting Firm
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer Brown LLP
         1675 Broadway
         New York, New York 10019

PX0410.001.1007

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Trustees"  in  this  SAI  refers  to  those  Trustees  who are not
"interested  persons"  of the Fund and who do not have any  direct  or  indirect financial  interest in the operation of the  distribution  plan or any agreement under the plan.

     (2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (3)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (4) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (5) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

     (6)  However,  that  concession  will not be paid on purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

     (7) This provision does not apply to IRAs.

     (8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

     (9) The  distribution  must be requested  prior to Plan  termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

     (10) This provision does not apply to IRAs.

     (11) This provision does not apply to loans from 403(b)(7)  custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     (12) This  provision  does not apply to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                FORM N-1A

                                 PART C

                            OTHER INFORMATION

Item 23.  Exhibits

     (a) Amended and Restated  Declaration  of Trust dated  6/07/02:  Previously
filed  with   Registrant's   Post-Effective   Amendment  No.  35  (8/23/02)  and
incorporated herein by reference.

     (b) Amended and Restated By-Laws as of 8/28/07: Filed herewith.

     (c)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 34 (10/25/01) and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 34 (10/25/01) and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective Amendment No. 34 (10/25/01) and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 34 (10/25/01) and incorporated herein by reference.

     (d) Amended and Restated Investment Advisory Agreement dated 9/1/07:  Filed herewith.

     (e) (i) General  Distributor's  Agreement dated 12/10/92:  Previously filed with  Registrant's  Post-Effective  Amendment No. 18, 8/2/93,  and  incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/26/01), and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration   Statement  of   Oppenheimer   Main  Street  Funds,   Inc.   (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

     (f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), (10/25/01), and incorporated herein by reference.

     (ii)   Form   of    Compensation    Deferral    Plan   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective Amendment No. 1 to the
Registration  Statement of Oppenheimer Baring Japan Fund (Reg. No.  333-137581),
(9/27/07), and incorporated herein by reference.

     (g) (i) Global Custody Agreement dated February 16, 2007:  Previously filed
with  Post-Effective   Amendment  No.  57  to  the  Registration   Statement  of
Oppenheimer  Rising  Dividends Fund,  Inc. (Reg. No.  2-65223),  (7/31/07),  and
incorporated herein by reference.

     (h) Not applicable.

     (i) Opinion and Consent of Counsel  dated  10/4/85:  Previously  filed with
Registrant's   Post-Effective  Amendment  No.  5  to  Registrant's  Registration
Statement,  11/1/85, refiled with Registrant's  Post-Effective Amendment No. 20,
9/2/94  pursuant  to Item 102 of  Regulation  S-T,  and  incorporated  herein by reference.

     (j)  Independent   Registered  Public  Accounting  Firm's  Consent:   Filed
herewith.

     (k) Not applicable.

     (l)  Investment  Letter  dated  5/31/83  from  OppenheimerFunds,   Inc.  to
Registrant:  Previously filed with Registrant's Post-Effective Amendment No. 10,
10/28/88,  refiled with Post-Effective Amendment No. 20, 9/2/94 pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

     (m) (i) Amended and Restated  Service Plan and Agreement for Class A shares dated 10/26/05:  Previously filed with Registrant's Post-Effective Amendment No.
41 (8/24/06) and incorporated herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares dated 10/26/05: Previously filed with Registrant's Post-Effective
Amendment No. 41 (8/24/06) and incorporated herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares dated 10/26/05: Previously filed with Registrant's Post-Effective
Amendment No. 41 (8/24/06) and incorporated herein by reference.

     (iv) Amended and Restated  Distribution  and Service Plan and Agreement for
Class N shares dated 10/26/05: Previously filed with Registrant's Post-Effective
Amendment No. 41 (8/24/06) and incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/29/07: Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio  Series Fixed Income Investor Fund (Reg. No.  333-146105),  (9/14/07),
and incorporated herein by reference.

     (o) Power of Attorney  for all  Trustees/Directors  and Brian  Wixted dated
August 16, 2007:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement of Oppenheimer Global Value Fund (Reg. No.  333-144517),
9/10/07, and incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
3/31/06 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed
with  Post-Effective   Amendment  No.  13  to  the  Registration   Statement  of
Oppenheimer MidCap Fund (Reg. No. 333-31533), 4/7/06, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (i) The directors and executive officers of Oppenheimer  Capital LLC, their positions and their other business  affiliations and business experience for the past two years are listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Adams                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dmitri Artemiev                          Formerly (until January 2007) Analyst/Developer at Fidelity Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly Vice  President at T. Rowe Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David J. Bowers                          Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup,                     Formerly  an  Associate  at Davis Polk & Wardwell  (October  2002 - October
Assistant Vice President & Assistant     2006)
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Holly Broussard,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
JoAnne Butler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs,                            Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Terry Crady,                             Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Dawson,                           None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Delano,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa,                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sara Donahue,                            Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alicia Dopico,                           Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rachel Fanopoulos,                       Formerly Manager (until August 2007) of OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Green, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donald French,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay,                           Formerly (as of January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Raquel Granahan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Herrmann,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Senior Vice President                    January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jin Jo,                                  Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla,                           Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Knott,                           None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Kohn,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tatyana Kosheleva,                       Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
S. Arthur Krause,                        Formerly Product Manager of OppenheimerFunds, Inc. (as of January 2007).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Livengood,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christina Loftus,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Senior Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Senior Vice President                    President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Martin,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis,                   Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a securities consultant (January 2004 - December
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neil McCarthy,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary McNamee,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison,                          Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Nasta,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Polak,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Raeke,                           Formerly (as of July 2007) Vice President at MFS Investment Management.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February 2006)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jessica Rosenfeld,                       None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Royce,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Salerno,                            Formerly  (as  of  May  2007)   Separate   Account   Business   Liaison  at
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Savallo,                            Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider,                       Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Navin Sharma,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tammy Sheffer,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Skatrud,                         Formerly (as of March 2007) Corporate Bond Analyst at Putnam Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein,                             Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter Strzalkowski,                      Formerly (as of August  2007)  Founder/Managing  Partner at Vector  Capital
Vice President                           Management.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyatt,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Assistant Vice President,
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell Williams,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Wimer,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolff,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Group  Holdings,  Inc.,  HarbourView  Asset  Management
President, Chief Investment Officer &    Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Director                                 2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack,                          General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private Investments Inc.;  Executive Vice
                                         President,  General Counsel and Director of OFI Trust Company; Director and
                                         Assistant  Secretary  of  OppenheimerFunds   International   Limited;  Vice
                                         President,  Secretary and General Counsel of Oppenheimer Acquisition Corp.;
                                         Director  of  OppenheimerFunds   International  Distributor  Limited;  Vice
                                         President of OppenheimerFunds  Legacy Program;  Vice President and Director
                                         of Oppenheimer Partnership Holdings Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds  International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President and Treasurer         None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Beringer                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Blinzler(1)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Bracchi                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Daley                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cliff H. Dunteman                                Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Hillary Eigen(2)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradley Finkle(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Friebel                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alyson Frost                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuermann                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Grill(2)                                  Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunter                                  Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Garrett Harbron                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nivan Jaleeli                                    Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse Jurman                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Kasa                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina J. Keller(2)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 President and Director               None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Loftus(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Lyman                                      Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael McDonald                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Meerman                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Daniel Melehan                                   Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Saul Mendoza                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Perry                                      Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rachel Powers                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nicole Pretzel                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                        Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ramsey Rayan                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Rock                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth A. Rosenson                              Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryant Smith                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William K. Tai                                   Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Walsh                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janeanne Weickum                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Winer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Philip Witkower(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kurt Wolfgruber                                  Director                             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

     (1)6803 South Tucson Way, Centennial, CO 80112-3924

     (2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008

     (3)350 Linden Oaks, Rochester, NY 14623

     (4)555 Theodore Fremd Avenue, Rye, NY 10580

     (5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

     (c) Not applicable.

Item 28. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 25th day of
October, 2007.

                                        OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                        By:  /s/ John V. Murphy *
                                        ----------------------------------------
                                        John V. Murphy, President, Principal
                                        Executive Officer & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                                  Title                                     Date

Clayton K. Yeutter*                         Chairman of the
---------------------------                 Board of Trustees                           October 25, 2007
Clayton K.Yeutter

John V. Murphy*                             President, Principal
--------------------------                  Executive Officer                           October 25, 2007
John V. Murphy                              & Trustee

Brian W. Wixted*                            Treasurer, Principal                        October 25, 2007
-------------------------                   Financial and
Brian W. Wixted                             Accounting Officer

Matthew P. Fink*                            Trustee                                     October 25, 2007
--------------------
Matthew P.Fink

Robert G. Galli*                            Trustee                                     October 25, 2007
--------------------
Robert G. Galli

Phillip A. Griffiths*                       Trustee                                     October 25, 2007
----------------------
Phillip A. Griffiths

Mary Miller*                                Trustee                                     October 25, 2007
--------------------
Mary Miller

Joel W. Motley*                             Trustee                                     October 25, 2007
--------------------
Joel W. Motley

Kenneth A. Randall*                         Trustee                                     October 25, 2007
-------------------------
Kenneth A. Randall

Russell S. Reynolds, Jr.*                   Trustee                                     October 25, 2007
----------------------------
Russell S. Reynolds, Jr.

Joseph M. Wikler*
------------------------                    Trustee                                     October 25, 2007
Joseph M. Wikler

Peter I. Wold*
-------------------                         Trustee                                     October 25, 2007
Peter I. Wold

Brian F. Wruble*
-------------------                         Trustee                                     October 25, 2007
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
      -----------------------------------------
      Mitchell J. Lindauer, Attorney-in-Fact

                 Oppenheimer Gold & Special Minerals Fund

                       Post-Effective Amendment No. 42

                          Registration No. 2-82590

                               Exhibit Index

Exhibit No.           Description

23(b)                 Amended and Restated Bylaws dated as of 8/28/07

23(d)                 Amended & Restated Investment Advisory Agreement dated
                      as of 9/1/07

23(j)                 Independent Registered Public Accounting Firm's Consent